UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-05387

Franklin Mutual Series Funds

(Exact name of registrant as specified in charter)

101 John F. Kennedy Parkway, Short Hills, NJ 07078-2705

(Address of principal executive offices) (Zip code)

Alison Baur,

One Franklin Parkway,

San Mateo,

CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(210) 912-2100

Date of fiscal year end: 12/31

Date of reporting period: 06/30/24

Item 1. Reports to Stockholders.

a.)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

b.)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable.

Franklin Mutual Beacon Fund
Class A [TEBIX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$52	1.02%
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$3,121,641,544
Total Number of Portfolio Holdings*	36
Portfolio Turnover Rate	10.12%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Beacon Fund	PAGE 1	476-STSR-0824

Franklin Mutual Beacon Fund
Class C [TEMEX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$89	1.77%
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$3,121,641,544
Total Number of Portfolio Holdings*	36
Portfolio Turnover Rate	10.12%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Beacon Fund	PAGE 1	576-STSR-0824

Franklin Mutual Beacon Fund
Class R
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$64	1.27%
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$3,121,641,544
Total Number of Portfolio Holdings*	36
Portfolio Turnover Rate	10.12%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Beacon Fund	PAGE 1	876-STSR-0824

Franklin Mutual Beacon Fund
Class R6 [FMBRX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$36	0.72%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$3,121,641,544
Total Number of Portfolio Holdings*	36
Portfolio Turnover Rate	10.12%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Beacon Fund	PAGE 1	376-STSR-0824

Franklin Mutual Beacon Fund
Class Z [BEGRX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Z	$39	0.77%
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$3,121,641,544
Total Number of Portfolio Holdings*	36
Portfolio Turnover Rate	10.12%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Beacon Fund	PAGE 1	76-STSR-0824

Franklin Mutual Global Discovery Fund
Class A [TEDIX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$61	1.21%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$9,229,264,406
Total Number of Portfolio Holdings*	73
Portfolio Turnover Rate	15.77%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Global Discovery Fund	PAGE 1	477-STSR-0824

Franklin Mutual Global Discovery Fund
Class C [TEDSX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$99	1.96%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$9,229,264,406
Total Number of Portfolio Holdings*	73
Portfolio Turnover Rate	15.77%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Global Discovery Fund	PAGE 1	577-STSR-0824

Franklin Mutual Global Discovery Fund
Class R [TEDRX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$74	1.46%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$9,229,264,406
Total Number of Portfolio Holdings*	73
Portfolio Turnover Rate	15.77%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Global Discovery Fund	PAGE 1	877-STSR-0824

Franklin Mutual Global Discovery Fund
Class R6 [FMDRX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$45	0.89%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$9,229,264,406
Total Number of Portfolio Holdings*	73
Portfolio Turnover Rate	15.77%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Global Discovery Fund	PAGE 1	377-STSR-0824

Franklin Mutual Global Discovery Fund
Class Z [MDISX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Z	$49	0.96%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$9,229,264,406
Total Number of Portfolio Holdings*	73
Portfolio Turnover Rate	15.77%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Global Discovery Fund	PAGE 1	77-STSR-0824

Franklin Mutual International Value Fund
Class A [TEMIX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$61	1.20%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$821,354,945
Total Number of Portfolio Holdings*	50
Portfolio Turnover Rate	24.22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual International Value Fund	PAGE 1	478-STSR-0824

Franklin Mutual International Value Fund
Class C [TEURX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$99	1.94%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$821,354,945
Total Number of Portfolio Holdings*	50
Portfolio Turnover Rate	24.22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual International Value Fund	PAGE 1	578-STSR-0824

Franklin Mutual International Value Fund
Class R [FMURX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$74	1.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$821,354,945
Total Number of Portfolio Holdings*	50
Portfolio Turnover Rate	24.22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual International Value Fund	PAGE 1	878-STSR-0824

Franklin Mutual International Value Fund
Class R6 [FMEUX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$46	0.89%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$821,354,945
Total Number of Portfolio Holdings*	50
Portfolio Turnover Rate	24.22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual International Value Fund	PAGE 1	378-STSR-0824

Franklin Mutual International Value Fund
Class Z [MEURX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Z	$48	0.95%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$821,354,945
Total Number of Portfolio Holdings*	50
Portfolio Turnover Rate	24.22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual International Value Fund	PAGE 1	78-STSR-0824

Franklin Mutual Quest Fund
Class A [TEQIX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$52	1.02%
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$2,636,953,092
Total Number of Portfolio Holdings*	103
Portfolio Turnover Rate	22.25%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Quest Fund	PAGE 1	475-STSR-0824

Franklin Mutual Quest Fund
Class C [TEMQX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$90	1.77%
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$2,636,953,092
Total Number of Portfolio Holdings*	103
Portfolio Turnover Rate	22.25%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Quest Fund	PAGE 1	575-STSR-0824

Franklin Mutual Quest Fund
Class R [FMQSX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$64	1.27%
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$2,636,953,092
Total Number of Portfolio Holdings*	103
Portfolio Turnover Rate	22.25%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Quest Fund	PAGE 1	875-STSR-0824

Franklin Mutual Quest Fund
Class R6 [FMQRX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$37	0.72%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$2,636,953,092
Total Number of Portfolio Holdings*	103
Portfolio Turnover Rate	22.25%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Quest Fund	PAGE 1	347-STSR-0824

Franklin Mutual Quest Fund
Class Z [MQIFX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Z	$39	0.77%
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$2,636,953,092
Total Number of Portfolio Holdings*	103
Portfolio Turnover Rate	22.25%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Quest Fund	PAGE 1	75-STSR-0824

Franklin Mutual Shares Fund
Class A [TESIX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$51	1.00%
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$6,991,077,142
Total Number of Portfolio Holdings*	71
Portfolio Turnover Rate	16.48%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Shares Fund	PAGE 1	474-STSR-0824

Franklin Mutual Shares Fund
Class C [TEMTX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$89	1.75%
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$6,991,077,142
Total Number of Portfolio Holdings*	71
Portfolio Turnover Rate	16.48%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Shares Fund	PAGE 1	574-STSR-0824

Franklin Mutual Shares Fund
Class R [TESRX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$64	1.25%
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$6,991,077,142
Total Number of Portfolio Holdings*	71
Portfolio Turnover Rate	16.48%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Shares Fund	PAGE 1	874-STSR-0824

Franklin Mutual Shares Fund
Class R6 [FMSHX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$36	0.70%
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$6,991,077,142
Total Number of Portfolio Holdings*	71
Portfolio Turnover Rate	16.48%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Shares Fund	PAGE 1	374-STSR-0824

Franklin Mutual Shares Fund
Class Z [MUTHX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Z	$38	0.75%
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$6,991,077,142
Total Number of Portfolio Holdings*	71
Portfolio Turnover Rate	16.48%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Shares Fund	PAGE 1	74-STSR-0824

Item 2. Code of Ethics.

N/A

Item 3. Audit Committee Financial Expert.

N/A

Item 4. Principal Accountant Fees and Services.

N/A

Item 5. Audit Committee of Listed Registrants.

N/A

Item 6. Schedule of Investments.

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSRS.

(b) N/A

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Franklin
Mutual Series Funds
Financial Statements and Other Important Information
Semi-Annual | June 30, 2024
Franklin Mutual Beacon Fund
Franklin Mutual Global Discovery Fund
Franklin Mutual International Value Fund
Franklin Mutual Quest Fund
Franklin Mutual Shares Fund

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedules of Investments 2
Financial Statements 50
Notes to Financial Statements 59
Changes In and Disagreements with Accountants 88
Results of Meeting(s) of Shareholders 88
Remuneration Paid to Directors, Officers and Others 88
Board Approval of Management and Subadvisory Agreements 88

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class Z
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.59 $14.37 $17.96 $16.48 $16.40 $13.76
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.35 0.28 0.26 0.51
c
0.33
Net realized and unrealized gains (losses) 0.43 1.84 (2.45) 2.45 0.12 3.06
Total from investment operations ........ 0.63 2.19 (2.17) 2.71 0.63 3.39
Less distributions from:
Net investment income .............. — (0.32) (0.23) (0.37) (0.45) (0.36)
Net realized gains ................. — (0.65) (1.19) (0.86) (0.10) (0.39)
Total distributions ................... — (0.97) (1.42) (1.23) (0.55) (0.75)
Net asset value, end of period .......... $16.22 $15.59 $14.37 $17.96 $16.48 $16.40
Total return
d
....................... 4.04% 15.48% (11.67)% 16.68% 4.08% 24.96%
Ratios to average net assets
e
Expenses
f
......................... 0.77% 0.77%
g
0.77%
g
0.81%
g
0.82%
g
0.81%
g,h
Expenses - incurred in connection with
securities sold short ................. —% —% —%
i
0.01% 0.02% 0.02%
Net investment income ............... 2.50% 2.32% 1.73% 1.41% 3.56%
c
2.11%
Supplemental data
Net assets, end of period (000’s) ........ $2,071,218 $2,106,341 $2,010,947 $2,508,213 $2,320,077 $2,600,744
Portfolio turnover rate ................ 10.12% 44.54% 49.68% 40.89% 42.37% 30.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.56%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.38 $14.19 $17.76 $16.30 $16.24 $13.63
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.31 0.23 0.21 0.47
c
0.29
Net realized and unrealized gains (losses) 0.42 1.81 (2.42) 2.43 0.10 3.03
Total from investment operations ........ 0.60 2.12 (2.19) 2.64 0.57 3.32
Less distributions from:
Net investment income .............. — (0.28) (0.19) (0.32) (0.41) (0.32)
Net realized gains ................. — (0.65) (1.19) (0.86) (0.10) (0.39)
Total distributions ................... — (0.93) (1.38) (1.18) (0.51) (0.71)
Net asset value, end of period .......... $15.98 $15.38 $14.19 $17.76 $16.30 $16.24
Total return
d
....................... 3.90% 15.19% (11.91)% 16.46% 3.75% 24.69%
Ratios to average net assets
e
Expenses
f
......................... 1.02% 1.02%
g
1.02%
g
1.06%
g
1.07%
g
1.06%
g,h
Expenses - incurred in connection with
securities sold short ................. —% —% —%
i
0.01% 0.02% 0.02%
Net investment income ............... 2.24% 2.07% 1.48% 1.16% 3.32%
c
1.86%
Supplemental data
Net assets, end of period (000’s) ........ $812,810 $829,104 $798,281 $987,817 $893,378 $1,028,482
Portfolio turnover rate ................ 10.12% 44.54% 49.68% 40.89% 42.37% 30.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.28 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.33%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.53 $14.32 $17.88 $16.37 $16.29 $13.65
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.20 0.12 0.08 0.39
c
0.17
Net realized and unrealized gains (losses) 0.43 1.81 (2.43) 2.43 0.06 3.04
Total from investment operations ........ 0.55 2.01 (2.31) 2.51 0.45 3.21
Less distributions from:
Net investment income .............. — (0.15) (0.06) (0.14) (0.27) (0.18)
Net realized gains ................. — (0.65) (1.19) (0.86) (0.10) (0.39)
Total distributions ................... — (0.80) (1.25) (1.00) (0.37) (0.57)
Net asset value, end of period .......... $16.08 $15.53 $14.32 $17.88 $16.37 $16.29
Total return
d
....................... 3.54% 14.28% (12.55)% 15.55% 2.96% 23.74%
Ratios to average net assets
e
Expenses
f
......................... 1.77% 1.77%
g
1.77%
g
1.80%
g
1.82%
g
1.81%
g,h
Expenses - incurred in connection with
securities sold short ................. —% —% —%
i
0.01% 0.02% 0.02%
Net investment income ............... 1.49% 1.32% 0.75% 0.43% 2.75%
c
1.11%
Supplemental data
Net assets, end of period (000’s) ........ $16,468 $17,359 $18,813 $27,853 $35,273 $52,620
Portfolio turnover rate ................ 10.12% 44.54% 49.68% 40.89% 42.37% 30.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.28 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.76%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.12 $13.97 $17.51 $16.09 $16.03 $13.46
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.27 0.19 0.16 0.44
c
0.24
Net realized and unrealized gains (losses) 0.42 1.77 (2.38) 2.40 0.09 3.01
Total from investment operations ........ 0.57 2.04 (2.19) 2.56 0.53 3.25
Less distributions from:
Net investment income .............. — (0.24) (0.16) (0.28) (0.37) (0.29)
Net realized gains ................. — (0.65) (1.19) (0.86) (0.10) (0.39)
Total distributions ................... — (0.89) (1.35) (1.14) (0.47) (0.68)
Net asset value, end of period .......... $15.69 $15.12 $13.97 $17.51 $16.09 $16.03
Total return
d
....................... 3.77% 14.87% (12.08)% 16.12% 3.49% 24.33%
Ratios to average net assets
e
Expenses
f
......................... 1.27% 1.27%
g
1.27%
g
1.31%
g
1.32%
g
1.31%
g,h
Expenses - incurred in connection with
securities sold short ................. —% —% —%
i
0.01% 0.02% 0.02%
Net investment income ............... 1.93% 1.82% 1.22% 0.92% 3.16%
c
1.61%
Supplemental data
Net assets, end of period (000’s) ........ $1,122 $1,348 $1,329 $1,388 $1,262 $1,769
Portfolio turnover rate ................ 10.12% 44.54% 49.68% 40.89% 42.37% 30.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.28 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.17%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.58 $14.37 $17.96 $16.47 $16.40 $13.75
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.31 0.30 0.26 0.53
c
0.34
Net realized and unrealized gains (losses) 0.43 1.88 (2.46) 2.47 0.10 3.07
Total from investment operations ........ 0.63 2.19 (2.16) 2.73 0.63 3.41
Less distributions from:
Net investment income .............. — (0.33) (0.24) (0.38) (0.46) (0.37)
Net realized gains ................. — (0.65) (1.19) (0.86) (0.10) (0.39)
Total distributions ................... — (0.98) (1.43) (1.24) (0.56) (0.76)
Net asset value, end of period .......... $16.21 $15.58 $14.37 $17.96 $16.47 $16.40
Total return
d
....................... 4.04% 15.48% (11.61)% 16.83% 4.08% 25.13%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.72% 0.73% 0.71% 0.77% 0.78% 0.76%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.72%
g
0.72%
h
0.70%
h
0.75%
h
0.75%
h
0.74%
h
Expenses - incurred in connection with
securities sold short ................. —% —% —%
i
0.01% 0.02% 0.02%
Net investment income ............... 2.51% 2.06% 1.83% 1.39% 3.67%
c
2.18%
Supplemental data
Net assets, end of period (000’s) ........ $220,023 $236,837 $101,313 $151,226 $70,839 $90,220
Portfolio turnover rate ................ 10.12% 44.54% 49.68% 40.89% 42.37% 30.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.68%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), June 30, 2024
Franklin Mutual Beacon Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.6%
Aerospace & Defense 2.5%
Airbus SE ........................................... France 578,913 $ 79,465,031
Air Freight & Logistics 2.8%
United Parcel Service, Inc., B ............................ United States 636,311 87,079,160
Automobiles 1.9%
General Motors Co. .................................... United States 1,300,248 60,409,522
Banks 10.4%
BNP Paribas SA ...................................... France 1,238,092 79,189,678
DBS Group Holdings Ltd. ............................... Singapore 4,227,601 111,354,057
JPMorgan Chase & Co. ................................. United States 658,718 133,232,302
323,776,037
Beverages 3.5%
Heineken NV ........................................ Netherlands 1,128,874 109,229,369
Building Products 3.4%
Johnson Controls International plc ......................... United States 1,620,467 107,712,442
Capital Markets 3.1%
BlackRock, Inc. ....................................... United States 121,201 95,423,971
Consumer Staples Distribution & Retail 2.3%
Seven & i Holdings Co. Ltd. .............................. Japan 5,850,099 71,500,318
Diversified Telecommunication Services 2.6%
Deutsche Telekom AG .................................. Germany 3,216,316 80,855,033
Energy Equipment & Services 2.3%
Schlumberger NV ..................................... United States 1,501,515 70,841,478
Entertainment 3.2%
Walt Disney Co. (The) .................................. United States 1,015,621 100,841,009
Financial Services 2.4%
Global Payments, Inc. .................................. United States 786,534 76,057,838
Health Care Equipment & Supplies 3.7%
Medtronic plc ........................................ United States 1,458,744 114,817,740
Health Care Providers & Services 2.0%
Elevance Health, Inc. .................................. United States 117,653 63,751,455
Household Products 3.0%
Reckitt Benckiser Group plc ............................. United Kingdom 1,740,295 94,152,380
Insurance 6.3%
Hartford Financial Services Group, Inc. (The) ................ United States 1,072,503 107,829,452
Progressive Corp. (The) ................................ United States 420,885 87,422,023
195,251,475
Machinery 3.2%
Parker-Hannifin Corp. .................................. United States 195,484 98,877,762
Media 2.1%
a
Charter Communications, Inc., A .......................... United States 217,116 64,908,999
Metals & Mining 2.0%
Rio Tinto plc ......................................... Australia 939,744 61,666,837
Oil, Gas & Consumable Fuels 5.7%
Chevron Corp. ....................................... United States 421,819 65,980,928

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Shell plc ............................................ United States 3,161,484 $ 113,400,602
179,381,530
Personal Care Products 3.6%
Haleon plc .......................................... United States 27,737,593 112,860,889
Pharmaceuticals 11.7%
GSK plc ............................................ United States 4,355,658 83,780,992
Merck & Co., Inc. ..................................... United States 701,068 86,792,218
Novartis AG, ADR ..................................... Switzerland 901,746 95,999,879
Roche Holding AG .................................... United States 356,584 98,800,244
365,373,333
Retail REITs 2.1%
Brixmor Property Group, Inc. ............................. United States 2,878,534 66,465,350
Software 2.5%
Gen Digital, Inc. ...................................... United States 3,071,505 76,726,195
Technology Hardware, Storage & Peripherals 3.7%
Samsung Electronics Co. Ltd. ............................ South Korea 1,946,367 114,265,154
Textiles, Apparel & Luxury Goods 3.1%
Cie Financiere Richemont SA ............................ Switzerland 615,424 96,185,636
Trading Companies & Distributors 3.5%
Ferguson plc ......................................... United States 569,741 110,330,345
Total Common Stocks (Cost $ 2,443,664,748) ....................................
3,078,206,288
Companies in Liquidation 0.0%
a,b,c
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 5,229,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $2,443,664,748) .............................
3,078,206,288
a
Short Term Investments 1.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.0%
d
FHLB, 7/01/24 ....................................... United States 30,200,000 30,186,825
Total U.S. Government and Agency Securities (Cost $30,200,000) .................
30,186,825
Total Short Term Investments (Cost $30,200,000 ) ................................
30,186,825
a
Total Investments (Cost $2,473,864,748) 99.6% ..................................
$3,108,393,113
Other Assets, less Liabilities 0.4% .............................................
13,248,431
Net Assets 100.0% ...........................................................
$3,121,641,544
a a a

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See A bbreviations on pag e 87 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
c
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
d
The security was issued on a discount basis with no stated coupon rate.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class Z
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.54 $27.18 $31.58 $28.77 $31.19 $26.86
Income from investment operations
a
:
Net investment income
b
............. 0.41 0.53 0.59
c
0.42 0.96
d
0.67
Net realized and unrealized gains (losses) 0.65 5.00 (2.20) 5.15 (2.38) 5.91
Total from investment operations ........ 1.06 5.53 (1.61) 5.57 (1.42) 6.58
Less distributions from:
Net investment income .............. — (0.49) (0.56) (0.81) (0.83) (0.70)
Net realized gains ................. — (1.68) (2.23) (1.95) (0.17) (1.55)
Total distributions ................... — (2.17) (2.79) (2.76) (1.00) (2.25)
Net asset value, end of period .......... $31.60 $30.54 $27.18 $31.58 $28.77 $31.19
Total return
e
....................... 3.47% 20.54% (4.70)% 19.67% (4.38)% 24.70%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 0.96% 0.96% 0.95% 1.04% 1.03% 1.00%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.96%
h
0.96%
i
0.95%
h,i
1.02%
i
1.03%
h,i
1.00%
h,i
Expenses - incurred in connection with
securities sold short ................. —% —%
j
—%
j
0.02% 0.01% 0.02%
Net investment income ............... 2.66% 1.78% 1.98%
c
1.28% 3.66%
d
2.20%
Supplemental data
Net assets, end of period (000’s) ........ $3,196,571 $3,113,311 $2,857,597 $3,355,158 $3,274,956 $5,176,787
Portfolio turnover rate ................ 15.77% 35.47% 53.26% 40.67% 17.25% 14.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.71%.
d
Net investment income per share includes approximately $0.43 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.02%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Benefit of expense reduction rounds to less than 0.01%.
j
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $29.64 $26.44 $30.81 $28.12 $30.51 $26.32
Income from investment operations
a
:
Net investment income
b
............. 0.36 0.44 0.50
c
0.33 0.86
d
0.58
Net realized and unrealized gains (losses) 0.63 4.86 (2.15) 5.04 (2.32) 5.78
Total from investment operations ........ 0.99 5.30 (1.65) 5.37 (1.46) 6.36
Less distributions from:
Net investment income .............. — (0.42) (0.49) (0.73) (0.76) (0.62)
Net realized gains ................. — (1.68) (2.23) (1.95) (0.17) (1.55)
Total distributions ................... — (2.10) (2.72) (2.68) (0.93) (2.17)
Net asset value, end of period .......... $30.63 $29.64 $26.44 $30.81 $28.12 $30.51
Total return
e
....................... 3.34% 20.22% (4.95)% 19.40% (4.61)% 24.37%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 1.21% 1.21% 1.20% 1.29% 1.28% 1.25%
Expenses net of waiver and payments by
affiliates
g
.......................... 1.21%
h
1.21%
i
1.20%
h,i
1.27%
i
1.28%
h,i
1.25%
h,i
Expenses - incurred in connection with
securities sold short ................. —% —%
j
—%
j
0.02% 0.01% 0.02%
Net investment income ............... 2.41% 1.54% 1.72%
c
1.03% 3.39%
d
1.95%
Supplemental data
Net assets, end of period (000’s) ........ $5,269,045 $5,169,284 $4,749,259 $5,618,446 $5,358,016 $7,683,644
Portfolio turnover rate ................ 15.77% 35.47% 53.26% 40.67% 17.25% 14.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.45%.
d
Net investment income per share includes approximately $0.42 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.75%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Benefit of expense reduction rounds to less than 0.01%.
j
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $29.88 $26.60 $30.92 $28.12 $30.46 $26.25
Income from investment operations
a
:
Net investment income
b
............. 0.25 0.23 0.28
c
0.09 0.67
d
0.36
Net realized and unrealized gains (losses) 0.63 4.86 (2.13) 5.04 (2.34) 5.74
Total from investment operations ........ 0.88 5.09 (1.85) 5.13 (1.67) 6.10
Less distributions from:
Net investment income .............. — (0.13) (0.24) (0.38) (0.50) (0.34)
Net realized gains ................. — (1.68) (2.23) (1.95) (0.17) (1.55)
Total distributions ................... — (1.81) (2.47) (2.33) (0.67) (1.89)
Net asset value, end of period .......... $30.76 $29.88 $26.60 $30.92 $28.12 $30.46
Total return
e
....................... 2.98% 19.30% (5.63)% 18.50% (5.32)% 23.43%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 1.96% 1.96% 1.95% 2.04% 2.03% 2.00%
Expenses net of waiver and payments by
affiliates
g
.......................... 1.96%
h
1.96%
i
1.95%
h,i
2.02%
i
2.03%
h,i
2.00%
h,i
Expenses - incurred in connection with
securities sold short ................. —% —%
j
—%
j
0.02% 0.01% 0.02%
Net investment income ............... 1.63% 0.80% 0.97%
c
0.29% 2.66%
d
1.20%
Supplemental data
Net assets, end of period (000’s) ........ $160,114 $173,812 $221,344 $335,605 $494,606 $872,717
Portfolio turnover rate ................ 15.77% 35.47% 53.26% 40.67% 17.25% 14.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.70%.
d
Net investment income per share includes approximately $0.42 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.01%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Benefit of expense reduction rounds to less than 0.01%.
j
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $29.11 $26.00 $30.34 $27.70 $30.08 $25.97
Income from investment operations
a
:
Net investment income
b
............. 0.32 0.36 0.42
c
0.24 0.78
d
0.50
Net realized and unrealized gains (losses) 0.62 4.77 (2.11) 4.97 (2.29) 5.69
Total from investment operations ........ 0.94 5.13 (1.69) 5.21 (1.51) 6.19
Less distributions from:
Net investment income .............. — (0.34) (0.42) (0.62) (0.70) (0.53)
Net realized gains ................. — (1.68) (2.23) (1.95) (0.17) (1.55)
Total distributions ................... — (2.02) (2.65) (2.57) (0.87) (2.08)
Net asset value, end of period .......... $30.05 $29.11 $26.00 $30.34 $27.70 $30.08
Total return
e
....................... 3.23% 19.92% (5.17)% 19.10% (4.87)% 24.09%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 1.46% 1.46% 1.45% 1.54% 1.53% 1.50%
Expenses net of waiver and payments by
affiliates
g
.......................... 1.46%
h
1.46%
i
1.45%
h,i
1.52%
i
1.53%
h,i
1.50%
h,i
Expenses - incurred in connection with
securities sold short ................. —% —%
j
—%
j
0.02% 0.01% 0.02%
Net investment income ............... 2.14% 1.29% 1.47%
c
0.79% 3.13%
d
1.70%
Supplemental data
Net assets, end of period (000’s) ........ $112,285 $114,920 $109,826 $136,983 $175,393 $251,089
Portfolio turnover rate ................ 15.77% 35.47% 53.26% 40.67% 17.25% 14.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.20%.
d
Net investment income per share includes approximately $0.41 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.48%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Benefit of expense reduction rounds to less than 0.01%.
j
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.52 $27.16 $31.57 $28.75 $31.17 $26.85
Income from investment operations
a
:
Net investment income
b
............. 0.42 0.56 0.62
c
0.44 0.97
d
0.70
Net realized and unrealized gains (losses) 0.65 5.00 (2.21) 5.18 (2.35) 5.90
Total from investment operations ........ 1.07 5.56 (1.59) 5.62 (1.38) 6.60
Less distributions from:
Net investment income .............. — (0.52) (0.59) (0.85) (0.87) (0.73)
Net realized gains ................. — (1.68) (2.23) (1.95) (0.17) (1.55)
Total distributions ................... — (2.20) (2.82) (2.80) (1.04) (2.28)
Net asset value, end of period .......... $31.59 $30.52 $27.16 $31.57 $28.75 $31.17
Total return
e
....................... 3.51% 20.65% (4.65)% 19.84% (4.27)% 24.80%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 0.89% 0.89% 0.86% 0.95% 0.92% 0.90%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.89%
h
0.89%
i
0.86%
h,i
0.92%
i
0.92%
h,i
0.89%
i
Expenses - incurred in connection with
securities sold short ................. —% —%
j
—%
j
0.02% 0.01% 0.02%
Net investment income ............... 2.72% 1.90% 2.07%
c
1.35% 3.73%
d
2.31%
Supplemental data
Net assets, end of period (000’s) ........ $491,249 $498,705 $525,379 $653,091 $843,143 $1,295,457
Portfolio turnover rate ................ 15.77% 35.47% 53.26% 40.67% 17.25% 14.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.79%.
d
Net investment income per share includes approximately $0.43 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.08%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Benefit of expense reduction rounds to less than 0.01%.
j
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), June 30, 2024
Franklin Mutual Global Discovery Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.7%
Aerospace & Defense 1.2%
Airbus SE ........................................... France 814,052 $ 111,741,604
Air Freight & Logistics 1.9%
United Parcel Service, Inc., B ............................ United States 1,265,514 173,185,591
Automobile Components 2.2%
a
Aptiv plc ............................................ United States 1,008,375 71,009,767
Denso Corp. ......................................... Japan 8,724,753 136,206,190
207,215,957
Automobiles 1.0%
General Motors Co. .................................... United States 1,992,174 92,556,404
Banks 6.0%
BNP Paribas SA ...................................... France 2,981,585 190,705,340
DBS Group Holdings Ltd. ............................... Singapore 6,998,356 184,335,119
JPMorgan Chase & Co. ................................. United States 867,152 175,390,163
550,430,622
Building Products 1.5%
Johnson Controls International plc ......................... United States 2,043,662 135,842,213
Capital Markets 1.9%
BlackRock, Inc. ....................................... United States 201,501 158,645,767
Deutsche Bank AG .................................... Germany 855,644 13,677,297
172,323,064
Chemicals 1.7%
a,b
Covestro AG, 144A, Reg S .............................. Germany 2,661,508 156,031,118
Consumer Finance 1.8%
Capital One Financial Corp. ............................. United States 1,169,250 161,882,663
Consumer Staples Distribution & Retail 1.8%
Seven & i Holdings Co. Ltd. .............................. Japan 13,287,564 162,401,534
Containers & Packaging 0.4%
DS Smith plc ......................................... United Kingdom 7,657,161 40,584,305
Diversified Telecommunication Services 2.2%
Deutsche Telekom AG .................................. Germany 8,134,404 204,490,947
Electrical Equipment 1.3%
Mitsubishi Electric Corp. ................................ Japan 7,505,692 120,298,302
Energy Equipment & Services 2.3%
Schlumberger NV ..................................... United States 4,574,717 215,835,148
Entertainment 1.4%
Walt Disney Co. (The) .................................. United States 1,334,158 132,468,548
Financial Services 5.4%
a
Fiserv, Inc. .......................................... United States 1,010,982 150,676,757
Global Payments, Inc. .................................. United States 1,778,564 171,987,139
Voya Financial, Inc. .................................... United States 2,483,888 176,728,631
499,392,527
Food Products 3.0%
Danone SA .......................................... France 2,192,566 134,313,006
Kraft Heinz Co. (The) .................................. United States 4,319,289 139,167,491
273,480,497

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 2.0%
Medtronic plc ........................................ United States 2,345,804 $ 184,638,233
Health Care Providers & Services 7.1%
CVS Health Corp. ..................................... United States 2,631,984 155,444,975
Elevance Health, Inc. .................................. United States 331,985 179,889,392
a
Fresenius SE & Co. KGaA ............................... Germany 4,797,473 143,341,169
Humana, Inc. ........................................ United States 476,411 178,010,970
656,686,506
Household Durables 1.3%
DR Horton, Inc. ....................................... United States 859,985 121,197,686
Household Products 1.4%
Reckitt Benckiser Group plc ............................. United Kingdom 2,474,941 133,897,750
Industrial Conglomerates 1.7%
Siemens AG ......................................... Germany 836,432 155,703,068
Insurance 6.3%
Everest Group Ltd. .................................... United States 535,663 204,098,316
Hartford Financial Services Group, Inc. (The) ................ United States 145,832 14,661,949
NN Group NV ........................................ Netherlands 4,154,947 193,142,598
Prudential plc ........................................ Hong Kong 18,548,947 168,190,317
580,093,180
Interactive Media & Services 1.6%
c
Tencent Holdings Ltd. .................................. China 3,119,309 147,981,042
IT Services 1.2%
Capgemini SE ........................................ France 538,651 107,011,292
Media 1.9%
a
Charter Communications, Inc., A .......................... United States 588,886 176,053,359
Metals & Mining 2.4%
Anglo American plc .................................... South Africa 2,152,314 68,016,895
Rio Tinto plc ......................................... Australia 2,316,583 152,016,237
220,033,132
Oil, Gas & Consumable Fuels 5.9%
BP plc .............................................. United States 32,502,017 195,695,125
Hess Corp. .......................................... United States 316,119 46,633,875
Shell plc ............................................ United States 5,753,217 206,364,564
Williams Cos., Inc. (The) ................................ United States 2,297,939 97,662,408
546,355,972
Personal Care Products 3.2%
Haleon plc .......................................... United States 37,873,014 154,100,683
Kenvue, Inc. ......................................... United States 7,694,797 139,891,410
293,992,093
Pharmaceuticals 7.5%
GSK plc ............................................ United States 8,236,816 158,434,985
Merck & Co., Inc. ..................................... United States 1,253,840 155,225,392
Novartis AG, ADR ..................................... Switzerland 1,762,554 187,641,499
Roche Holding AG .................................... United States 684,575 189,678,104
690,979,980

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Real Estate Management & Development 1.7%
a
CBRE Group, Inc., A ................................... United States 1,711,309 $ 152,494,745
Semiconductors & Semiconductor Equipment 1.4%
Renesas Electronics Corp. .............................. Japan 6,972,247 132,246,762
Technology Hardware, Storage & Peripherals 1.9%
Samsung Electronics Co. Ltd. ............................ South Korea 3,043,126 178,652,464
Textiles, Apparel & Luxury Goods 3.9%
a
Capri Holdings Ltd. .................................... United States 1,479,087 48,928,198
Cie Financiere Richemont SA ............................ Switzerland 957,339 149,624,097
Kering SA ........................................... France 454,634 165,393,984
363,946,279
Tobacco 1.7%
British American Tobacco plc ............................. United Kingdom 5,092,568 156,448,257
Trading Companies & Distributors 3.6%
AerCap Holdings NV ................................... Ireland 2,256,126 210,270,943
Ferguson plc ......................................... United States 622,969 120,637,947
330,908,890
Total Common Stocks (Cost $6,870,286,825) ....................................
8,739,481,734
Principal
Amount
*
Corporate Bonds 0.9%
Media 0.3%
DISH DBS Corp., Senior Note, 5.875%, 11/15/24 .............. United States 28,912,000 27,477,470
Pharmaceuticals 0.5%
b
Bausch Health Americas, Inc.,
Senior Note, 144A, 9.25%, 4/01/26 ...................... United States 33,966,000 30,809,370
Senior Note, 144A, 8.5%, 1/31/27 ....................... United States 15,606,000 10,870,905
b
Bausch Health Cos., Inc., Senior Note, 144A, 9%, 12/15/25 ...... United States 1,290,000 1,170,030
42,850,305
Professional Services 0.1%
b
CoreLogic, Inc., Senior Secured Note, 144A, 4.5%, 5/01/28 ...... United States 12,662,000 11,503,973
Total Corporate Bonds (Cost $89,601,626) ......................................
81,831,748
d
Senior Floating Rate Interests 2.3%
Commercial Services & Supplies 1.0%
e
Neptune BidCo US, Inc. ,
First Lien, CME Term Loan, A, 10.156%, (3-month SOFR +
4.75%), 10/11/28 .................................... United States 48,322,890 45,459,759
First Lien, Dollar CME Term Loan, B, 10.406%, (3-month SOFR +
5%), 4/11/29 ....................................... United States 45,239,478 42,694,757
88,154,516
a a a a a a
Communications Equipment 0.2%
e,f
CommScope, Inc. , First Lien, Initial CME Term Loan , 8.708% ,
( 1-month SOFR + 3.25% ), 4/06/26 ....................... United States 25,832,199 23,368,841
Professional Services 0.4%
e
CoreLogic, Inc. , First Lien, Initial CME Term Loan , 8.958% , ( 1-month
SOFR + 3.5% ), 6/02/28 ............................... United States 40,351,238 39,817,996

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
d
Senior Floating Rate Interests
(continued)
Specialty Retail 0.7%
e,f
Michaels Cos., Inc. (The) , First Lien, CME Term Loan, B , 9.846% ,
( 3-month SOFR + 4.25% ), 4/17/28 ....................... United States 71,932,703 $ 64,837,621
Total Senior Floating Rate Interests (Cost $209,139,825) .........................
216,178,974
Shares
a
Companies in Liquidation 0.0%
a,g,h
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 30,996,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $7,169,028,276) .............................
9,037,492,456
a
Short Term Investments 1.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.8%
i
FHLB, 7/01/24 ....................................... United States 161,000,000 160,929,764
i
U.S. Treasury Bills, 9/10/24 .............................. United States 5,000,000 4,948,421
Total U.S. Government and Agency Securities (Cost $165,948,377) ................
165,878,185
Total Short Term Investments (Cost $165,948,377 ) ...............................
165,878,185
a
Total Investments (Cost $7,334,976,653) 99.7% ..................................
$9,203,370,641
Other Assets, less Liabilities 0.3% .............................................
25,893,765
Net Assets 100.0% ...........................................................
$9,229,264,406
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the aggregate value of these securities was $210,385,396, representing 2.3% of net assets.
c
Variable interest entity (VIE). See the Fund’s notes to financial statements regarding investments made through a VIE structure. At June 30, 2024, the aggregate value of this security was $147,981,042, representing 1.6% of net assets.
d
See Note 1(f) regarding senior floating rate interests.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
g
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
h
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
i
The security was issued on a discount basis with no stated coupon rate.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2024, the Fund had the following futures contracts outstanding. See Note 1(d).
At June 30, 2024, the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
See Note  10  regarding other derivative information.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 2,095 $ 281,568,000 9/16/24 $ 1,557,630
Total Futures Contracts ...................................................................... $1,557,630
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Buy 754,557 813,465 7/11/24 $ — $ (4,917)
Euro ............. BOFA Sell 108,604,753 118,309,658 7/11/24 1,937,654 (3,741)
Euro ............. HSBK Buy 12,130,000 13,211,832 7/11/24 — (213,894)
Euro ............. HSBK Sell 14,823,373 15,882,975 7/11/24 7,091 (8,146)
Euro ............. UBSW Buy 2,900,000 3,148,054 7/11/24 — (40,551)
Euro ............. UBSW Sell 68,573,121 73,707,380 7/11/24 242,971 (15,324)
Euro ............. WFLA Sell 68,019,056 74,835,843 7/11/24 1,954,028 (4,207)
British Pound ...... BOFA Sell 15,056,081 19,063,408 7/18/24 29,219 —
British Pound ...... UBSW Buy 15,056,081 18,823,553 7/18/24 210,635 —
Japanese Yen ...... BOFA Buy 1,908,385,571 12,214,747 8/20/24 — (259,693)
Japanese Yen ...... BOFA Sell 14,438,193,707 94,212,721 8/20/24 3,764,873 —
Japanese Yen ...... UBSW Buy 369,662,701 2,366,403 8/20/24 — (50,657)
Japanese Yen ...... WFLA Sell 14,691,686,143 95,891,849 8/20/24 3,856,002 —
South Korean Won .. HSBK Buy 6,390,564,600 4,679,996 11/04/24 1,730 (18,313)
South Korean Won .. HSBK Sell 92,781,753,809 68,006,856 11/04/24 300,856 —
South Korean Won .. UBSW Sell 81,361,131,541 59,675,173 11/04/24 303,190 —
Total Forward Exchange Contracts ................................................... $12,608,249 $(619,443)
Net unrealized appreciation (depreciation) ............................................ $11,988,806
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 87 .

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual International Value Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class Z
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $23.97 $21.07 $21.91 $19.49 $21.31 $17.89
Income from investment operations
a
:
Net investment income
b
............. 0.40 0.50 0.60 0.58 0.56
c
0.54
Net realized and unrealized gains (losses) 1.06 2.94 (0.74) 2.61 (1.92) 3.46
Total from investment operations ........ 1.46 3.44 (0.14) 3.19 (1.36) 4.00
Less distributions from:
Net investment income .............. — (0.54) (0.70) (0.77) (0.46) (0.58)
Net asset value, end of period .......... $25.43 $23.97 $21.07 $21.91 $19.49 $21.31
Total return
d
....................... 6.09% 16.49% (0.51)% 16.49% (6.23)% 22.28%
Ratios to average net assets
e
Expenses ......................... 0.95%
f
0.97%
f,g
1.00%
f,g
1.07%
f,g
1.08%
f,g
1.04%
g
Net investment income ............... 3.25% 2.23% 2.87% 2.71% 3.19%
c
2.77%
Supplemental data
Net assets, end of period (000’s) ........ $501,614 $480,409 $414,151 $457,644 $450,864 $789,012
Portfolio turnover rate ................ 24.22% 58.49% 32.10% 32.03% 24.04% 12.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.30 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.48%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $23.19 $20.41 $21.24 $18.91 $20.67 $17.37
Income from investment operations
a
:
Net investment income
b
............. 0.36 0.44 0.53 0.51 0.54
c
0.49
Net realized and unrealized gains (losses) 1.02 2.82 (0.72) 2.54 (1.91) 3.33
Total from investment operations ........ 1.38 3.26 (0.19) 3.05 (1.37) 3.82
Less distributions from:
Net investment income .............. — (0.48) (0.64) (0.72) (0.39) (0.52)
Net asset value, end of period .......... $24.57 $23.19 $20.41 $21.24 $18.91 $20.67
Total return
d
....................... 5.95% 16.16% (0.73)% 16.23% (6.50)% 21.98%
Ratios to average net assets
e
Expenses ......................... 1.20%
f
1.22%
f,g
1.25%
f,g
1.32%
f,g
1.33%
f,g
1.29%
g
Net investment income ............... 2.99% 1.99% 2.60% 2.45% 3.14%
c
2.52%
Supplemental data
Net assets, end of period (000’s) ........ $289,997 $287,258 $256,163 $281,685 $272,579 $512,218
Portfolio turnover rate ................ 24.22% 58.49% 32.10% 32.03% 24.04% 12.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.44%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $23.72 $20.83 $21.60 $19.17 $20.93 $17.56
Income from investment operations
a
:
Net investment income
b
............. 0.26 0.30 0.39 0.38 0.38
c
0.35
Net realized and unrealized gains (losses) 1.06 2.85 (0.73) 2.54 (1.90) 3.35
Total from investment operations ........ 1.32 3.15 (0.34) 2.92 (1.52) 3.70
Less distributions from:
Net investment income .............. — (0.26) (0.43) (0.49) (0.24) (0.33)
Net asset value, end of period .......... $25.04 $23.72 $20.83 $21.60 $19.17 $20.93
Total return
d
....................... 5.56% 15.24% (1.42)% 15.32% (7.15)% 21.01%
Ratios to average net assets
e
Expenses ......................... 1.94%
f
1.97%
f,g
2.00%
f,g
2.07%
f,g
2.08%
f,g
2.04%
g
Net investment income ............... 2.14% 1.35% 1.91% 1.83% 2.18%
c
1.77%
Supplemental data
Net assets, end of period (000’s) ........ $7,333 $8,769 $15,190 $24,236 $34,693 $61,743
Portfolio turnover rate ................ 24.22% 58.49% 32.10% 32.03% 24.04% 12.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.47%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $22.61 $19.90 $20.75 $18.49 $20.27 $17.05
Income from investment operations
a
:
Net investment income
b
............. 0.33 0.34 0.44 0.45 0.53
c
0.43
Net realized and unrealized gains (losses) 0.99 2.79 (0.68) 2.48 (1.92) 3.27
Total from investment operations ........ 1.32 3.13 (0.24) 2.93 (1.39) 3.70
Less distributions from:
Net investment income .............. — (0.42) (0.61) (0.67) (0.39) (0.48)
Net asset value, end of period .......... $23.93 $22.61 $19.90 $20.75 $18.49 $20.27
Total return
d
....................... 5.84% 15.88% (1.03)% 15.96% (6.76)% 21.70%
Ratios to average net assets
e
Expenses ......................... 1.45%
f
1.47%
f,g
1.49%
f,g
1.58%
f,g
1.58%
f,g
1.54%
g
Net investment income ............... 2.85% 1.58% 2.23% 2.21% 3.19%
c
2.27%
Supplemental data
Net assets, end of period (000’s) ........ $1,193 $783 $623 $639 $714 $733
Portfolio turnover rate ................ 24.22% 58.49% 32.10% 32.03% 24.04% 12.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.48%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $23.95 $21.05 $21.88 $19.47 $21.29 $17.87
Income from investment operations
a
:
Net investment income
b
............. 0.45 0.63 0.62 0.60 0.64
c
0.69
Net realized and unrealized gains (losses) 1.02 2.81 (0.73) 2.60 (1.97) 3.33
Total from investment operations ........ 1.47 3.44 (0.11) 3.20 (1.33) 4.02
Less distributions from:
Net investment income .............. — (0.54) (0.72) (0.79) (0.49) (0.60)
Net asset value, end of period .......... $25.42 $23.95 $21.05 $21.88 $19.47 $21.29
Total return
d
....................... 6.14% 16.53% (0.38)% 16.56% (6.10)% 22.35%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.94% 0.93% 0.92% 1.02% 1.00% 0.94%
Expenses net of waiver and payments by
affiliates .......................... 0.89% 0.90%
f
0.91%
f
0.99%
f
0.97%
f
0.93%
f
Net investment income ............... 3.68% 2.78% 2.96% 2.78% 3.61%
c
2.88%
Supplemental data
Net assets, end of period (000’s) ........ $21,217 $9,950 $33,306 $35,798 $33,407 $44,561
Portfolio turnover rate ................ 24.22% 58.49% 32.10% 32.03% 24.04% 12.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.30 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.91%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), June 30, 2024
Franklin Mutual International Value Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.1%
Aerospace & Defense 2.9%
Airbus SE ........................................... France 79,680 $ 10,937,349
Babcock International Group plc .......................... United Kingdom 1,954,742 12,915,223
23,852,572
Automobile Components 3.2%
Cie Generale des Etablissements Michelin SCA .............. France 243,674 9,419,590
Denso Corp. ......................................... Japan 1,070,960 16,719,256
26,138,846
Banks 10.3%
BNP Paribas SA ...................................... France 367,321 23,494,241
DBS Group Holdings Ltd. ............................... Singapore 919,135 24,209,809
ING Groep NV ....................................... Netherlands 488,109 8,388,185
Mitsubishi UFJ Financial Group, Inc. ....................... Japan 1,868,779 20,171,048
UniCredit SpA ........................................ Italy 219,433 8,121,480
84,384,763
Beverages 3.0%
Coca-Cola HBC AG ................................... Italy 310,887 10,581,212
Heineken NV ........................................ Netherlands 149,607 14,475,910
25,057,122
Capital Markets 6.4%
Deutsche Bank AG .................................... Germany 1,412,407 22,577,041
SBI Holdings, Inc. ..................................... Japan 660,880 16,776,081
St. James's Place plc .................................. United Kingdom 1,895,218 13,024,178
52,377,300
Chemicals 2.6%
a,b
Covestro AG, 144A, Reg S .............................. Germany 259,158 15,193,158
DSM- Firmenich AG .................................... Switzerland 56,506 6,363,758
21,556,916
Consumer Staples Distribution & Retail 2.6%
Seven & i Holdings Co. Ltd. .............................. Japan 1,762,503 21,541,435
Diversified Telecommunication Services 5.8%
Deutsche Telekom AG .................................. Germany 825,616 20,755,177
Hellenic Telecommunications Organization SA ................ Greece 423,020 6,081,237
Koninklijke KPN NV ................................... Netherlands 5,322,950 20,404,316
47,240,730
Electrical Equipment 1.3%
Mitsubishi Electric Corp. ................................ Japan 644,860 10,335,564
Electronic Equipment, Instruments & Components 2.0%
Murata Manufacturing Co. Ltd. ........................... Japan 788,098 16,322,768
Energy Equipment & Services 3.3%
Schlumberger NV ..................................... United States 577,791 27,260,179
Food Products 1.0%
Danone SA .......................................... France 134,625 8,246,907
Health Care Equipment & Supplies 2.8%
Olympus Corp. ....................................... Japan 1,405,336 22,688,921
Household Durables 1.6%
Sony Group Corp. ..................................... Japan 158,570 13,515,622

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Products 1.8%
Reckitt Benckiser Group plc ............................. United Kingdom 270,048 $ 14,609,972
Industrial Conglomerates 2.2%
Siemens AG ......................................... Germany 97,119 18,078,847
Insurance 6.4%
ASR Nederland NV .................................... Netherlands 298,741 14,224,645
NN Group NV ........................................ Netherlands 417,124 19,389,998
Prudential plc ........................................ Hong Kong 2,052,900 18,614,420
52,229,063
Interactive Media & Services 1.8%
c
Tencent Holdings Ltd. .................................. China 304,940 14,466,454
IT Services 1.4%
Capgemini SE ........................................ France 57,171 11,357,897
Metals & Mining 4.9%
Anglo American plc .................................... South Africa 246,863 7,801,304
Norsk Hydro ASA ..................................... Norway 2,265,188 14,123,665
Rio Tinto plc ......................................... Australia 285,112 18,709,303
40,634,272
Multi-Utilities 1.8%
National Grid plc ...................................... United Kingdom 1,343,086 14,997,679
Oil, Gas & Consumable Fuels 7.0%
BP plc .............................................. United States 4,979,129 29,979,410
Shell plc ............................................ United States 778,073 27,909,028
57,888,438
Personal Care Products 1.9%
Haleon plc .......................................... United States 3,802,736 15,472,870
Pharmaceuticals 8.0%
GSK plc ............................................ United States 806,894 15,520,589
Novartis AG ......................................... Switzerland 245,732 26,164,953
Roche Holding AG .................................... United States 86,776 24,043,395
65,728,937
Professional Services 1.2%
Teleperformance SE ................................... France 95,096 10,048,172
Semiconductors & Semiconductor Equipment 1.9%
Renesas Electronics Corp. .............................. Japan 836,825 15,872,558
Technology Hardware, Storage & Peripherals 2.8%
Samsung Electronics Co. Ltd. ............................ South Korea 386,250 22,675,536
Textiles, Apparel & Luxury Goods 3.8%
Cie Financiere Richemont SA ............................ Switzerland 98,553 15,403,012
Kering SA ........................................... France 44,301 16,116,522
31,519,534
Trading Companies & Distributors 2.4%
AerCap Holdings NV ................................... Ireland 208,627 19,444,036
Total Common Stocks (Cost $670,807,770) .....................................
805,543,910

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments 1.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.8%
d
FHLB, 7/01/24 ....................................... United States 14,400,000 $ 14,393,718
Total U.S. Government and Agency Securities (Cost $14,400,000) .................
14,393,718
Total Short Term Investments (Cost $14,400,000 ) ................................
14,393,718
a
Total Investments (Cost $685,207,770) 99.9% ...................................
$819,937,628
Other Assets, less Liabilities 0.1% .............................................
1,417,317
Net Assets 100.0% ...........................................................
$821,354,945
a a a
See A bbreviations on page 87 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the value of this security was
$15,193,158, representing 1.8% of net assets.
c
Variable interest entity (VIE). See the Fund’s notes to financial statements regarding investments made through a VIE structure. At June 30, 2024, the aggregate value of this security was $14,466,454, representing 1.8% of net assets.
d
The security was issued on a discount basis with no stated coupon rate.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class Z
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.68 $12.96 $14.46 $13.31 $14.06 $12.95
Income from investment operations
a
:
Net investment income
b
............. 0.31 0.57 0.50 0.23 0.40
c
0.45
Net realized and unrealized gains (losses) 0.40 0.78 (1.51) 1.29 (0.66) 1.16
Total from investment operations ........ 0.71 1.35 (1.01) 1.52 (0.26) 1.61
Less distributions from:
Net investment income .............. — (0.63) (0.49) (0.37) (0.49) (0.50)
Net asset value, end of period .......... $14.39 $13.68 $12.96 $14.46 $13.31 $14.06
Total return
d
....................... 5.11% 10.51% (6.86)% 11.51% (1.83)% 12.40%
Ratios to average net assets
e
Expenses
f
......................... 0.77% 0.80%
g,h
0.78%
g,h
0.87%
g,h
0.81%
g,h
0.78%
g
Expenses - incurred in connection with
securities sold short ................. —% 0.03% 0.02% 0.06% 0.02% 0.02%
Net investment income ............... 4.41% 4.31% 3.60% 1.59% 3.22%
c
3.22%
Supplemental data
Net assets, end of period (000’s) ........ $2,007,578 $2,026,136 $2,047,788 $2,397,948 $2,472,118 $3,042,387
Portfolio turnover rate ................ 22.25% 96.06% 101.19% 66.95% 52.07% 60.96%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.32%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.44 $12.74 $14.22 $13.09 $13.84 $12.75
Income from investment operations
a
:
Net investment income
b
............. 0.29 0.53 0.46 0.19 0.37
c
0.41
Net realized and unrealized gains (losses) 0.38 0.77 (1.48) 1.28 (0.67) 1.14
Total from investment operations ........ 0.67 1.30 (1.02) 1.47 (0.30) 1.55
Less distributions from:
Net investment income .............. — (0.60) (0.46) (0.34) (0.45) (0.46)
Net asset value, end of period .......... $14.11 $13.44 $12.74 $14.22 $13.09 $13.84
Total return
d
....................... 4.99% 10.26% (7.16)% 11.26% (2.12)% 12.14%
Ratios to average net assets
e
Expenses
f
......................... 1.02% 1.05%
g,h
1.03%
g,h
1.12%
g,h
1.06%
g,h
1.03%
g
Expenses - incurred in connection with
securities sold short ................. —% 0.03% 0.02% 0.06% 0.02% 0.02%
Net investment income ............... 4.16% 4.06% 3.35% 1.34% 2.98%
c
2.97%
Supplemental data
Net assets, end of period (000’s) ........ $570,986 $584,271 $617,190 $723,791 $760,173 $1,035,699
Portfolio turnover rate ................ 22.25% 96.06% 101.19% 66.95% 52.07% 60.96%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.08%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.41 $12.71 $14.17 $13.01 $13.73 $12.64
Income from investment operations
a
:
Net investment income
b
............. 0.23 0.43 0.35 0.08 0.27
c
0.30
Net realized and unrealized gains (losses) 0.39 0.75 (1.47) 1.27 (0.66) 1.12
Total from investment operations ........ 0.62 1.18 (1.12) 1.35 (0.39) 1.42
Less distributions from:
Net investment income .............. — (0.48) (0.34) (0.19) (0.33) (0.33)
Net asset value, end of period .......... $14.03 $13.41 $12.71 $14.17 $13.01 $13.73
Total return
d
....................... 4.62% 9.47% (7.88)% 10.42% (2.83)% 11.26%
Ratios to average net assets
e
Expenses
f
......................... 1.77% 1.80%
g,h
1.78%
g,h
1.87%
g,h
1.81%
g,h
1.78%
g
Expenses - incurred in connection with
securities sold short ................. —% 0.03% 0.02% 0.06% 0.02% 0.02%
Net investment income ............... 3.40% 3.30% 2.57% 0.55% 2.24%
c
2.22%
Supplemental data
Net assets, end of period (000’s) ........ $25,046 $27,863 $33,039 $44,228 $65,715 $112,751
Portfolio turnover rate ................ 22.25% 96.06% 101.19% 66.95% 52.07% 60.96%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.34%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.20 $12.52 $13.98 $12.87 $13.61 $12.54
Income from investment operations
a
:
Net investment income
b
............. 0.26 0.49 0.45 0.15 0.33
c
0.37
Net realized and unrealized gains (losses) 0.38 0.75 (1.49) 1.27 (0.66) 1.12
Total from investment operations ........ 0.64 1.24 (1.04) 1.42 (0.33) 1.49
Less distributions from:
Net investment income .............. — (0.56) (0.42) (0.31) (0.41) (0.42)
Total distributions ................... — (0.56) (0.42) (0.31) (0.41) (0.42)
Net asset value, end of period .......... $13.84 $13.20 $12.52 $13.98 $12.87 $13.61
Total return
d
....................... 4.85% 10.01% (7.44)% 11.05% (2.38)% 11.88%
Ratios to average net assets
e
Expenses
f
......................... 1.27% 1.30%
g,h
1.27%
g,h
1.37%
g,h
1.31%
g,h
1.28%
g
Expenses - incurred in connection with
securities sold short ................. —% 0.03% 0.02% 0.06% 0.02% 0.02%
Net investment income ............... 3.91% 3.81% 3.39% 1.10% 2.72%
c
2.72%
Supplemental data
Net assets, end of period (000’s) ........ $2,781 $2,742 $3,725 $2,643 $2,495 $3,415
Portfolio turnover rate ................ 22.25% 96.06% 101.19% 66.95% 52.07% 60.96%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.82%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.66 $12.95 $14.45 $13.29 $14.05 $12.94
Income from investment operations
a
:
Net investment income
b
............. 0.31 0.57 0.51 0.23 0.41
c
0.46
Net realized and unrealized gains (losses) 0.40 0.78 (1.51) 1.31 (0.68) 1.15
Total from investment operations ........ 0.71 1.35 (1.00) 1.54 (0.27) 1.61
Less distributions from:
Net investment income .............. — (0.64) (0.50) (0.38) (0.49) (0.50)
Net asset value, end of period .......... $14.37 $13.66 $12.95 $14.45 $13.29 $14.05
Total return
d
....................... 5.12% 10.57% (6.88)% 11.67% (1.79)% 12.40%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.75% 0.79% 0.76% 0.87% 0.79% 0.74%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.72% 0.75%
g
0.72%
g
0.82%
g
0.75%
g
0.72%
g
Expenses - incurred in connection with
securities sold short ................. —% 0.03% 0.02% 0.06% 0.02% 0.02%
Net investment income ............... 4.46% 4.35% 3.65% 1.63% 3.28%
c
3.28%
Supplemental data
Net assets, end of period (000’s) ........ $30,562 $30,994 $32,109 $39,292 $47,970 $107,723
Portfolio turnover rate ................ 22.25% 96.06% 101.19% 66.95% 52.07% 60.96%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.11 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.38%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), June 30, 2024
Franklin Mutual Quest Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 79.5%
Air Freight & Logistics 1.4%
United Parcel Service, Inc., B ............................ United States 278,028 $ 38,048,132
Automobile Components 1.7%
a
Aptiv plc ............................................ United States 101,184 7,125,377
Denso Corp. ......................................... Japan 1,567,059 24,464,089
Lear Corp. .......................................... United States 127,356 14,545,329
46,134,795
Automobiles 0.4%
General Motors Co. .................................... United States 257,048 11,942,450
Banks 4.9%
BNP Paribas SA ...................................... France 535,343 34,241,106
JPMorgan Chase & Co. ................................. United States 109,468 22,140,998
PNC Financial Services Group, Inc. (The) ................... United States 234,961 36,531,736
Wells Fargo & Co. ..................................... United States 610,752 36,272,561
129,186,401
Beverages 1.4%
Heineken NV ........................................ Netherlands 371,365 35,933,120
Building Products 0.9%
Johnson Controls International plc ......................... United States 358,297 23,816,002
Capital Markets 1.1%
St. James's Place plc .................................. United Kingdom 4,157,001 28,567,437
Chemicals 2.6%
Avient Corp. ......................................... United States 878,789 38,359,140
a,b
Covestro AG, 144A, Reg S .............................. Germany 512,327 30,035,211
68,394,351
Communications Equipment 3.3%
Cisco Systems, Inc. ................................... United States 572,302 27,190,068
a,c,d,e
Inclusive Language Services LLC, Membership Interests, B ...... United States 106,532 60,749,073
87,939,141
Construction & Engineering 1.2%
a
WillScot Mobile Mini Holdings Corp. ....................... United States 837,992 31,542,019
Consumer Staples Distribution & Retail 1.1%
Seven & i Holdings Co. Ltd. .............................. Japan 2,319,525 28,349,396
Containers & Packaging 1.8%
DS Smith plc ......................................... United Kingdom 2,183,225 11,571,478
International Paper Co. ................................. United States 824,938 35,596,075
47,167,553
Diversified Telecommunication Services 2.4%
Deutsche Telekom AG .................................. Germany 1,583,366 39,804,270
a,c,d
Windstream Holdings, Inc. ............................... United States 1,714,983 22,336,968
62,141,238
Electric Utilities 2.4%
Entergy Corp. ........................................ United States 265,699 28,429,793
PPL Corp. ........................................... United States 1,217,750 33,670,787
62,100,580
Energy Equipment & Services 3.2%
Baker Hughes Co., A ................................... United States 1,165,588 40,993,730

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services (continued)
Schlumberger NV ..................................... United States 899,987 $ 42,461,387
83,455,117
Entertainment 1.6%
Walt Disney Co. (The) .................................. United States 424,385 42,137,187
Financial Services 2.6%
Global Payments, Inc. .................................. United States 423,225 40,925,857
Voya Financial, Inc. .................................... United States 385,750 27,446,113
68,371,970
Food Products 1.1%
Danone SA .......................................... France 467,338 28,628,361
Health Care Equipment & Supplies 1.5%
Medtronic plc ........................................ United States 502,815 39,576,569
Health Care Providers & Services 6.3%
CVS Health Corp. ..................................... United States 732,822 43,280,467
Elevance Health, Inc. .................................. United States 102,312 55,438,780
a
Fresenius SE & Co. KGaA ............................... Germany 718,432 21,465,651
f
Humana, Inc. ........................................ United States 124,436 46,495,512
166,680,410
Household Products 1.6%
Reckitt Benckiser Group plc ............................. United Kingdom 785,084 42,474,136
Independent Power and Renewable Electricity Producers 0.7%
AES Corp. (The) ...................................... United States 1,025,228 18,013,256
Insurance 7.2%
ASR Nederland NV .................................... Netherlands 832,528 39,641,078
Everest Group Ltd. .................................... United States 135,635 51,679,648
Hartford Financial Services Group, Inc. (The) ................ United States 267,308 26,875,146
Progressive Corp. (The) ................................ United States 164,430 34,153,755
Prudential plc ........................................ Hong Kong 4,012,290 36,380,951
188,730,578
Media 2.0%
a
Charter Communications, Inc., A .......................... United States 156,293 46,725,355
a
Clear Channel Outdoor Holdings, Inc. ...................... United States 3,444,116 4,856,204
c,d
Tenerity , Inc. ......................................... United States 1 27
51,581,586
Metals & Mining 4.0%
Anglo American plc .................................... South Africa 600,441 18,974,988
Rio Tinto plc ......................................... Australia 599,412 39,333,948
United States Steel Corp. ............................... United States 1,263,551 47,762,228
106,071,164
Oil, Gas & Consumable Fuels 3.6%
BP plc .............................................. United States 7,404,301 44,581,406
Hess Corp. .......................................... United States 95,708 14,118,844
Williams Cos., Inc. (The) ................................ United States 850,836 36,160,530
94,860,780
Personal Care Products 2.3%
Haleon plc .......................................... United States 7,698,666 31,324,935

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Personal Care Products (continued)
Kenvue , Inc. ......................................... United States 1,657,110 $ 30,126,260
61,451,195
Pharmaceuticals 5.8%
a
Bausch Health Cos., Inc. ................................ United States 597,399 4,163,871
GSK plc ............................................ United States 1,678,065 32,277,546
Merck & Co., Inc. ..................................... United States 274,158 33,940,760
Novartis AG, ADR ..................................... Switzerland 356,884 37,993,871
Roche Holding AG .................................... United States 158,541 43,927,628
152,303,676
Professional Services 1.6%
SS&C Technologies Holdings, Inc. ......................... United States 687,482 43,084,497
Real Estate Management & Development 0.7%
Savills plc ........................................... United Kingdom 1,380,703 19,443,931
Semiconductors & Semiconductor Equipment 0.6%
Renesas Electronics Corp. .............................. Japan 811,246 15,387,386
Software 0.7%
Oracle Corp. ......................................... United States 127,336 17,979,843
Technology Hardware, Storage & Peripherals 0.5%
Samsung Electronics Co. Ltd. ............................ South Korea 241,372 14,170,199
Textiles, Apparel & Luxury Goods 1.4%
a
Capri Holdings Ltd. .................................... United States 597,351 19,760,371
Cie Financiere Richemont SA ............................ Switzerland 104,894 16,394,057
36,154,428
Tobacco 2.5%
British American Tobacco plc ............................. United Kingdom 2,124,250 65,258,865
Trading Companies & Distributors 1.3%
AerCap Holdings NV ................................... Ireland 378,970 35,320,004
Wireless Telecommunication Services 0.1%
a
Intelsat SA .......................................... Luxembourg 106,029 3,986,690
Total Common Stocks (Cost $1,872,777,483) ....................................
2,096,384,443
Warrants
Warrants 0.0%
†
Wireless Telecommunication Services 0.0%
†
a
Intelsat Emergence SA, 2/17/27 .......................... Luxembourg 323,376 1,075,304
1,075,304
Total Warrants (Cost $1,736,986) ..............................................
1,075,304
Principal
Amount
*
Convertible Bonds 0.2%
Media 0.2%
DISH Network Corp. ,
Senior Bond, 3.375%, 8/15/26 .......................... United States 3,420,000 2,138,048

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Media (continued)
DISH Network Corp., (continued)
Senior Note, Zero Cpn ., 12/15/25 ....................... United States 3,975,000 $ 2,946,877
5,084,925
Total Convertible Bonds (Cost $4,776,127) .....................................
5,084,925
Corporate Bonds 4.2%
Communications Equipment 0.2%
b
CommScope Technologies LLC , Senior Bond , 144A, 5% , 3/15/27 . United States 15,630,000 6,493,734
Diversified REITs 0.5%
b
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC , Senior
Note , 144A, 6% , 1/15/30 .............................. United States 5,000,000 3,031,201
b
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC ,
Senior Note, 144A, 6.5%, 2/15/29 ....................... United States 2,000,000 1,277,532
Senior Secured Note, 144A, 10.5%, 2/15/28 ............... United States 8,000,000 7,842,818
12,151,551
Media 1.5%
b
Clear Channel Outdoor Holdings, Inc. , Senior Note , 144A, 7.5% ,
6/01/29 ........................................... United States 13,500,000 11,294,439
DISH DBS Corp. ,
Senior Note, 5.875%, 11/15/24 ......................... United States 23,000,000 21,858,807
Senior Note, 5.125%, 6/01/29 .......................... United States 11,000,000 4,367,885
b
DISH Network Corp. , Senior Secured Note , 144A, 11.75% , 11/15/27 United States 2,000,000 1,962,889
39,484,020
Passenger Airlines 0.0%
†
b
American Airlines, Inc. , Senior Secured Note , 144A, 8.5% , 5/15/29 United States 325,000 337,867
Pharmaceuticals 1.1%
b
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ...................... United States 5,459,000 4,951,668
Senior Note, 144A, 8.5%, 1/31/27 ....................... United States 10,481,000 7,300,907
b
Bausch Health Cos., Inc. , Senior Bond , 144A, 7.25% , 5/30/29 .... United States 30,000,000 15,658,950
27,911,525
Professional Services 0.3%
b
CoreLogic, Inc. , Senior Secured Note , 144A, 4.5% , 5/01/28 ...... United States 8,200,000 7,450,054
Specialty Retail 0.6%
b
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875% , 5/01/29 ... United States 26,000,000 16,714,744
Total Corporate Bonds (Cost $123,444,738) .....................................
110,543,495
g
Senior Floating Rate Interests 13.7%
Aerospace & Defense 0.5%
h
TransDigm , Inc. , First Lien, Term Loan, I , 8.08% , ( 1-month SOFR +
2.75% ), 8/24/28 ..................................... United States 12,987,437 13,025,620
Commercial Services & Supplies 3.0%
h
Neptune BidCo US, Inc. ,
First Lien, CME Term Loan, A, 10.156%, (3-month SOFR +
4.75%), 10/11/28 .................................... United States 48,250,039 45,391,224
i
Second Lien, CME Term Loan, 15.156%, (3-month SOFR +
9.75%), 10/11/29 .................................... United States 35,000,000 34,573,525
79,964,749
a a a a a a

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
Communications Equipment 5.8%
h,i
CommScope, Inc. , First Lien, Initial CME Term Loan , 8.708% ,
( 1-month SOFR + 3.25% ), 4/06/26 ....................... United States 17,926,838 $ 16,217,335
c,d,e,j
Sorenson Communications LLC ,
First Lien, Term Loan, B, PIK, 8%, 4/01/30 ................. United States 113,053,307 106,057,814
First Lien, Term Loan, B, PIK, 10%, 4/01/30 ................ United States 28,709,594 31,131,458
153,406,607
a a a a a a
Financial Services 1.0%
h,i
Travelport Finance Luxembourg SARL , First Lien, Priority CME Term
Loan , 7.064% , ( 3-month SOFR + 1.5% ), 2/28/25 ............ Luxembourg 29,933,139 26,959,895
Media 0.0%
†
h,k
Loyalty Ventures, Inc. , First Lien, Term Loan, B , 14% , ( PRIME +
5.5% ), 11/03/27 ..................................... United States 26,135,994 261,360
Passenger Airlines 1.0%
h
American Airlines, Inc. ,
i
First Lien, CME Term Loan, B, 7.737%, (12-month SOFR + 2.5%),
6/04/29 ........................................... United States 3,000,000 2,998,875
First Lien, Initial CME Term Loan, 7.775%, (3-month SOFR +
2.5%), 6/04/29 ...................................... United States 22,058,824 22,050,552
25,049,427
a a a a a a
Professional Services 0.3%
h
CoreLogic, Inc. , First Lien, Initial CME Term Loan , 8.958% , ( 1-month
SOFR + 3.5% ), 6/02/28 ............................... United States 7,641,425 7,540,443
Software 0.9%
h
Quest Software, Inc. , Second Lien, Initial CME Term Loan , 12.98% ,
( 3-month SOFR + 7.5% ), 2/01/30 ........................ United States 46,841,437 23,493,791
Specialty Retail 1.2%
h,i
Michaels Cos., Inc. (The) , First Lien, CME Term Loan, B , 9.846% ,
( 3-month SOFR + 4.25% ), 4/17/28 ....................... United States 34,551,862 31,143,839
Total Senior Floating Rate Interests (Cost $403,676,855) .........................
360,845,731
Shares
a
Companies in Liquidation 0.0%
a,c,l
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 159,828 —
a,c,l
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 7,443,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $2,406,412,189) .............................
2,573,933,898
a
Short Term Investments 3.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 3.2%
m
FHLB, 7/01/24 ....................................... United States 73,900,000 73,867,761

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
f,m
U.S. Treasury Bills, 9/12/24 .............................. United States 10,000,000 $ 9,894,041
Total U.S. Government and Agency Securities (Cost $83,796,259) .................
83,761,802
Total Short Term Investments (Cost $83,796,259 ) ................................
83,761,802
a
Total Investments (Cost $2,490,208,448) 100.8% ................................
$2,657,695,700
Other Assets, less Liabilities (0.8)% ...........................................
(20,742,608)
Net Assets 100.0% ...........................................................
$2,636,953,092
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the aggregate value of these securities was $114,352,014, representing 4.3% of net assets.
c
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
d
See Note 9 regarding restricted securities.
e
See Note 11 regarding holdings of 5% voting securities.
f
A portion or all of the security has been segregated as collateral for open forward exchange contracts. At June 30, 2024, the aggregate value of these securities pledged amounted to $13,145,547, representing 0.5% of net assets.
g
See Note 1(f) regarding senior floating rate interests.
h
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
i
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
j
Income may be received in additional securities and/or cash.
k
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
l
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
m
The security was issued on a discount basis with no stated coupon rate.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2024, the Fund had the following futures contracts outstanding. See Note 1(d).
At June 30, 2024, the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
See Note  10  regarding other derivative information.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 92 $ 12,364,800 9/16/24 $ 68,333
Foreign Exchange GBP/USD ................... Short 20 1,581,125 9/16/24 11,450
Total Futures Contracts ...................................................................... $79,783
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Buy 3,188,000 3,470,042 7/11/24 $ — $ (53,931)
Euro ............. BOFA Sell 20,529,013 22,631,184 7/11/24 633,259 —
Euro ............. HSBK Buy 146,111 159,810 7/11/24 — (3,244)
Euro ............. UBSW Buy 3,701,177 4,006,786 7/11/24 334 (41,112)
Euro ............. UBSW Sell 276,724 301,273 7/11/24 4,749 —
Euro ............. WFLA Sell 21,455,300 23,654,683 7/11/24 664,192 —
British Pound ...... BOFA Buy 20,781,000 26,517,886 7/18/24 — (246,144)
British Pound ...... BOFA Sell 51,501,893 65,249,463 7/18/24 139,774 —
British Pound ...... UBSW Buy 12,507,408 15,955,963 7/18/24 — (143,856)
British Pound ...... UBSW Sell 4,542,184 5,767,875 7/18/24 33,391 (7,832)
British Pound ...... WFLA Sell 5,000,000 6,361,250 7/18/24 40,153 —
Swiss Franc ....... UBSW Buy 4,454,783 4,978,918 7/29/24 24,890 (28,581)
Swiss Franc ....... UBSW Sell 19,029,805 21,025,158 7/29/24 — (227,864)
Japanese Yen ...... BOFA Buy 71,905,274 457,743 8/20/24 — (7,293)
Japanese Yen ...... BOFA Sell 2,265,424,890 14,782,448 8/20/24 590,727 —
Japanese Yen ...... WFLA Sell 2,305,199,122 15,045,911 8/20/24 605,026 —
South Korean Won .. HSBK Buy 506,881,200 371,204 11/04/24 137 (1,453)
South Korean Won .. HSBK Sell 13,812,512,700 10,124,249 11/04/24 44,789 —
Total Forward Exchange Contracts ................................................... $2,781,421 $(761,310)
Net unrealized appreciation (depreciation) ............................................ $2,020,111
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 87 .

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class Z
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.53 $22.86 $27.09 $25.33 $27.56 $24.25
Income from investment operations
a
:
Net investment income
b
............. 0.28 0.51 0.43 0.39 0.83
c
0.63
Net realized and unrealized gains (losses) 0.83 2.61 (2.45) 4.43 (2.11) 4.90
Total from investment operations ........ 1.11 3.12 (2.02) 4.82 (1.28) 5.53
Less distributions from:
Net investment income .............. — (0.50) (0.37) (0.94) (0.53) (0.71)
Net realized gains ................. — (0.95) (1.84) (2.12) (0.42) (1.51)
Total distributions ................... — (1.45) (2.21) (3.06) (0.95) (2.22)
Net asset value, end of period .......... $25.64 $24.53 $22.86 $27.09 $25.33 $27.56
Total return
d
....................... 4.53% 13.93% (7.11)% 19.34% (4.34)% 23.13%
Ratios to average net assets
e
Expenses
f
......................... 0.75% 0.75%
g,h
0.75%
g
0.81%
g,h
0.80%
g,h
0.78%
g,h
Expenses - incurred in connection with
securities sold short ................. —% —%
i
—%
i
0.02% 0.02% 0.02%
Net investment income ............... 2.24% 2.16% 1.70% 1.36% 3.56%
c
2.32%
Supplemental data
Net assets, end of period (000’s) ........ $3,906,459 $3,894,722 $3,785,598 $4,717,528 $4,376,135 $5,472,276
Portfolio turnover rate ................ 16.48% 35.16% 59.69% 41.18%
j
21.35% 21.71%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.30%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.
j
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.16 $22.54 $26.75 $25.04 $27.26 $24.00
Income from investment operations
a
:
Net investment income
b
............. 0.25 0.45 0.36 0.31 0.76
c
0.56
Net realized and unrealized gains (losses) 0.81 2.57 (2.42) 4.39 (2.10) 4.85
Total from investment operations ........ 1.06 3.02 (2.06) 4.70 (1.34) 5.41
Less distributions from:
Net investment income .............. — (0.45) (0.31) (0.87) (0.46) (0.64)
Net realized gains ................. — (0.95) (1.84) (2.12) (0.42) (1.51)
Total distributions ................... — (1.40) (2.15) (2.99) (0.88) (2.15)
Net asset value, end of period .......... $25.22 $24.16 $22.54 $26.75 $25.04 $27.26
Total return
d
....................... 4.39% 13.64% (7.35)% 19.07% (4.60)% 22.86%
Ratios to average net assets
e
Expenses
f
......................... 1.00% 1.00%
g,h
1.00%
g
1.06%
g,h
1.05%
g,h
1.03%
g,h
Expenses - incurred in connection with
securities sold short ................. —% —%
i
—%
i
0.02% 0.02% 0.02%
Net investment income ............... 1.99% 1.91% 1.45% 1.11% 3.32%
c
2.07%
Supplemental data
Net assets, end of period (000’s) ........ $2,680,566 $2,726,473 $2,601,790 $3,125,320 $2,965,127 $4,042,626
Portfolio turnover rate ................ 16.48% 35.16% 59.69% 41.18%
j
21.35% 21.71%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.07%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.
j
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.43 $22.55 $26.75 $25.02 $27.22 $23.97
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.26 0.17 0.10 0.60
c
0.36
Net realized and unrealized gains (losses) 0.82 2.59 (2.41) 4.37 (2.12) 4.82
Total from investment operations ........ 0.98 2.85 (2.24) 4.47 (1.52) 5.18
Less distributions from:
Net investment income .............. — (0.02) (0.12) (0.62) (0.26) (0.42)
Net realized gains ................. — (0.95) (1.84) (2.12) (0.42) (1.51)
Total distributions ................... — (0.97) (1.96) (2.74) (0.68) (1.93)
Net asset value, end of period .......... $25.41 $24.43 $22.55 $26.75 $25.02 $27.22
Total return
d
....................... 4.01% 12.85% (8.04)% 18.13% (5.29)% 21.93%
Ratios to average net assets
e
Expenses
f
......................... 1.75% 1.75%
g,h
1.75%
g
1.81%
g,h
1.80%
g,h
1.78%
g,h
Expenses - incurred in connection with
securities sold short ................. —% —%
i
—%
i
0.02% 0.02% 0.02%
Net investment income ............... 1.24% 1.10% 0.69% 0.35% 2.63%
c
1.32%
Supplemental data
Net assets, end of period (000’s) ........ $41,580 $47,522 $158,150 $192,660 $206,196 $302,296
Portfolio turnover rate ................ 16.48% 35.16% 59.69% 41.18%
j
21.35% 21.71%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.37%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.
j
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.06 $22.45 $26.65 $24.96 $27.17 $23.91
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.39 0.29 0.24 0.70
c
0.49
Net realized and unrealized gains (losses) 0.81 2.55 (2.40) 4.36 (2.09) 4.83
Total from investment operations ........ 1.03 2.94 (2.11) 4.60 (1.39) 5.32
Less distributions from:
Net investment income .............. — (0.38) (0.25) (0.79) (0.40) (0.55)
Net realized gains ................. — (0.95) (1.84) (2.12) (0.42) (1.51)
Total distributions ................... — (1.33) (2.09) (2.91) (0.82) (2.06)
Net asset value, end of period .......... $25.09 $24.06 $22.45 $26.65 $24.96 $27.17
Total return
d
....................... 4.28% 13.36% (7.60)% 18.75% (4.80)% 22.55%
Ratios to average net assets
e
Expenses
f
......................... 1.25% 1.25%
g,h
1.25%
g
1.31%
g,h
1.30%
g,h
1.28%
g,h
Expenses - incurred in connection with
securities sold short ................. —% —%
i
—%
i
0.02% 0.02% 0.02%
Net investment income ............... 1.74% 1.66% 1.19% 0.86% 3.06%
c
1.82%
Supplemental data
Net assets, end of period (000’s) ........ $37,231 $38,681 $38,759 $49,843 $48,216 $66,038
Portfolio turnover rate ................ 16.48% 35.16% 59.69% 41.18%
j
21.35% 21.71%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.80%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.
j
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.51 $22.84 $27.07 $25.32 $27.55 $24.23
Income from investment operations
a
:
Net investment income
b
............. 0.29 0.52 0.44 0.39 0.83
c
0.64
Net realized and unrealized gains (losses) 0.83 2.62 (2.44) 4.43 (2.09) 4.92
Total from investment operations ........ 1.12 3.14 (2.00) 4.82 (1.26) 5.56
Less distributions from:
Net investment income .............. — (0.52) (0.39) (0.95) (0.55) (0.73)
Net realized gains ................. — (0.95) (1.84) (2.12) (0.42) (1.51)
Total distributions ................... — (1.47) (2.23) (3.07) (0.97) (2.24)
Net asset value, end of period .......... $25.63 $24.51 $22.84 $27.07 $25.32 $27.55
Total return
d
....................... 4.57% 14.00% (7.05)% 19.37% (4.27)% 23.26%
Ratios to average net assets
e
Expenses
f
......................... 0.70% 0.71%
g,h
0.68%
g
0.74%
g,h
0.72%
g,h
0.70%
g,h
Expenses - incurred in connection with
securities sold short ................. —% —%
i
—%
i
0.02% 0.02% 0.02%
Net investment income ............... 2.30% 2.21% 1.76% 1.40% 3.57%
c
2.40%
Supplemental data
Net assets, end of period (000’s) ........ $325,242 $302,249 $286,332 $372,115 $1,449,696 $1,680,600
Portfolio turnover rate ................ 16.48% 35.16% 59.69% 41.18%
j
21.35% 21.71%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.29 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.31%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.
j
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), June 30, 2024
Franklin Mutual Shares Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.1%
Air Freight & Logistics 2.1%
United Parcel Service, Inc., B ............................ United States 1,089,553 $ 149,105,328
Automobile Components 0.5%
a
Aptiv plc ............................................ United States 467,208 32,900,787
Automobiles 1.9%
General Motors Co. .................................... United States 2,895,637 134,531,295
Banks 7.7%
Bank of America Corp. ................................. United States 4,221,268 167,879,828
JPMorgan Chase & Co. ................................. United States 1,215,603 245,867,863
PNC Financial Services Group, Inc. (The) ................... United States 802,687 124,801,775
538,549,466
Building Products 1.7%
Johnson Controls International plc ......................... United States 1,796,886 119,439,012
Capital Markets 1.6%
BlackRock, Inc. ....................................... United States 145,262 114,367,678
Communications Equipment 0.8%
Cisco Systems, Inc. ................................... United States 1,139,105 54,118,879
Construction & Engineering 1.6%
a
WillScot Mobile Mini Holdings Corp. ....................... United States 2,931,903 110,356,829
Consumer Finance 1.7%
Capital One Financial Corp. ............................. United States 842,106 116,589,576
Consumer Staples Distribution & Retail 0.8%
Target Corp. ......................................... United States 373,020 55,221,881
Containers & Packaging 1.9%
DS Smith plc ......................................... United Kingdom 5,803,289 30,758,456
International Paper Co. ................................. United States 2,417,589 104,318,965
135,077,421
Diversified Telecommunication Services 0.4%
a,b,c
Windstream Holdings, Inc. ............................... United States 2,243,497 29,220,651
Electric Utilities 1.6%
PPL Corp. ........................................... United States 4,005,114 110,741,402
Electronic Equipment, Instruments & Components 1.3%
a
Flex Ltd. ............................................ United States 3,085,937 91,004,282
Energy Equipment & Services 2.2%
Schlumberger NV ..................................... United States 3,298,162 155,607,283
Entertainment 1.9%
Walt Disney Co. (The) .................................. United States 1,309,507 130,020,950
Financial Services 6.0%
a
Fiserv, Inc. .......................................... United States 980,095 146,073,359
Global Payments, Inc. .................................. United States 1,508,817 145,902,604
Voya Financial, Inc. .................................... United States 1,806,668 128,544,428
420,520,391
Food Products 1.7%
Kraft Heinz Co. (The) .................................. United States 3,628,164 116,899,444
Health Care Equipment & Supplies 3.9%
Baxter International, Inc. ................................ United States 3,310,797 110,746,160

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Medtronic plc ........................................ United States 2,027,126 $ 159,555,087
270,301,247
Health Care Providers & Services 5.6%
CVS Health Corp. ..................................... United States 2,349,309 138,750,190
Elevance Health, Inc. .................................. United States 241,970 131,113,864
Humana, Inc. ........................................ United States 330,522 123,499,545
393,363,599
Household Durables 1.5%
DR Horton, Inc. ....................................... United States 732,039 103,166,256
Insurance 3.5%
Everest Group Ltd. .................................... United States 356,787 135,942,983
Progressive Corp. (The) ................................ United States 522,698 108,569,601
244,512,584
Machinery 3.0%
Dover Corp. ......................................... United States 675,734 121,936,200
Parker-Hannifin Corp. .................................. United States 168,282 85,118,719
207,054,919
Media 3.9%
a
Charter Communications, Inc., A .......................... United States 440,788 131,777,980
Comcast Corp., A ..................................... United States 3,652,418 143,028,689
274,806,669
Metals & Mining 2.4%
Rio Tinto plc ......................................... Australia 1,700,798 111,607,878
United States Steel Corp. ............................... United States 1,407,194 53,191,933
164,799,811
Oil, Gas & Consumable Fuels 6.7%
BP plc .............................................. United States 24,952,140 150,237,204
Chevron Corp. ....................................... United States 1,207,454 188,869,955
Hess Corp. .......................................... United States 247,708 36,541,884
Williams Cos., Inc. (The) ................................ United States 2,251,720 95,698,100
471,347,143
Personal Care Products 1.6%
Kenvue, Inc. ......................................... United States 6,289,375 114,340,838
Pharmaceuticals 6.4%
GSK plc ............................................ United States 7,485,745 143,988,151
Merck & Co., Inc. ..................................... United States 1,139,028 141,011,666
Novartis AG, ADR ..................................... Switzerland 1,546,426 164,632,512
449,632,329
Professional Services 3.1%
KBR, Inc. ........................................... United States 1,408,231 90,323,936
SS&C Technologies Holdings, Inc. ......................... United States 1,985,320 124,420,005
214,743,941
Real Estate Management & Development 1.7%
a
CBRE Group, Inc., A ................................... United States 1,359,892 121,179,976
Retail REITs 2.2%
Brixmor Property Group, Inc. ............................. United States 6,802,750 157,075,497

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 3.6%
Gen Digital, Inc. ...................................... United States 4,315,082 $ 107,790,748
Oracle Corp. ......................................... United States 994,225 140,384,570
248,175,318
Specialized REITs 2.0%
American Tower Corp. .................................. United States 706,262 137,283,208
Tobacco 1.8%
British American Tobacco plc ............................. United Kingdom 4,117,617 126,496,888
Trading Companies & Distributors 3.5%
AerCap Holdings NV ................................... Ireland 1,397,931 130,287,169
Ferguson plc ......................................... United States 606,859 117,518,246
247,805,415
Wireless Telecommunication Services 1.3%
T-Mobile US, Inc. ..................................... United States 497,147 87,587,358
Total Common Stocks (Cost $5,154,695,127) ....................................
6,647,945,551
Principal
Amount
*
Corporate Bonds 0.6%
Media 0.3%
DISH DBS Corp. , Senior Note , 5.875% , 11/15/24 ..............
United States 22,418,000 21,305,684
Passenger Airlines 0.0%
†
d
American Airlines, Inc. , Senior Secured Note , 144A, 8.5% , 5/15/29 United States 436,000 453,262
Pharmaceuticals 0.1%
d
Bausch Health Americas, Inc. , Senior Note , 144A, 8.5% , 1/31/27 .. United States 12,778,000 8,900,963
Professional Services 0.2%
d
CoreLogic, Inc. , Senior Secured Note , 144A, 4.5% , 5/01/28 ...... United States 9,805,000 8,908,265
Total Corporate Bonds (Cost $43,243,176) ......................................
39,568,174
e
Senior Floating Rate Interests 3.1%
Commercial Services & Supplies 1.0%
f
Neptune BidCo US, Inc. ,
First Lien, CME Term Loan, A, 10.156%, (3-month SOFR +
4.75%), 10/11/28 .................................... United States 37,900,318 35,654,725
First Lien, Dollar CME Term Loan, B, 10.406%, (3-month SOFR +
5%), 4/11/29 ....................................... United States 35,005,932 33,036,848
68,691,573
a a a a a a
Communications Equipment 0.3%
f,g
CommScope, Inc. , First Lien, Initial CME Term Loan , 8.708% ,
( 1-month SOFR + 3.25% ), 4/06/26 ....................... United States 19,448,953 17,594,301
Passenger Airlines 0.4%
f
American Airlines, Inc. , First Lien, Initial CME Term Loan , 7.775% ,
( 3-month SOFR + 2.5% ), 6/04/29 ........................ United States 29,595,000 29,583,902
Professional Services 0.4%
f
CoreLogic, Inc. , First Lien, Initial CME Term Loan , 8.958% , ( 1-month
SOFR + 3.5% ), 6/02/28 ............................... United States 31,086,612 30,675,803

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
Software 0.3%
f
Quest Software, Inc. , Second Lien, Initial CME Term Loan , 12.98% ,
( 3-month SOFR + 7.5% ), 2/01/30 ........................ United States 40,126,436 $ 20,125,815
Specialty Retail 0.7%
f
Michaels Cos., Inc. (The) , First Lien, CME Term Loan, B , 9.846% ,
( 3-month SOFR + 4.25% ), 4/17/28 ....................... United States 55,171,676 49,729,817
Total Senior Floating Rate Interests (Cost $229,126,368) .........................
216,401,211
Shares
a
Companies in Liquidation 0.0%
a,b,h
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 555,154 —
a,b,h
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 20,046,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $5,427,064,671) .............................
6,903,914,936
a
Short Term Investments 1.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.4%
i
FHLB, 7/01/24 ....................................... United States 92,300,000 92,259,734
i
U.S. Treasury Bills, 9/12/24 .............................. United States 5,000,000 4,947,021
Total U.S. Government and Agency Securities (Cost $97,248,129) .................
97,206,755
Total Short Term Investments (Cost $97,248,129 ) ................................
97,206,755
a
Total Investments (Cost $5,524,312,800) 100.2% ................................
$7,001,121,691
Other Assets, less Liabilities (0.2)% ...........................................
(10,044,549)
Net Assets 100.0% ...........................................................
$6,991,077,142
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
c
See Note 9 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the aggregate value of these securities was $18,262,490, representing 0.3% of net assets.
e
See Note 1(f) regarding senior floating rate interests.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
h
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
i
The security was issued on a discount basis with no stated coupon rate.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2024, the Fund had the following futures contracts outstanding. See Note 1(d).
At June 30, 2024, the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
See Note  10  regarding other derivative information.
See A bbreviations on page 87 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange GBP/USD ................... Short 299 $ 23,637,819 9/16/24 $ 171,187
Total Futures Contracts ...................................................................... $171,187
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Sell 19,038,107 24,105,290 7/18/24 $ 36,947 $ —
British Pound ...... UBSW Buy 378,821 480,620 7/18/24 — (1,707)
British Pound ...... UBSW Sell 2,509,035 3,159,799 7/18/24 1,845 (14,017)
British Pound ...... WFLA Buy 458,462 583,278 7/18/24 — (3,682)
Total Forward Exchange Contracts ................................................... $38,792 $(19,406)
Net unrealized appreciation (depreciation) ............................................ $19,386
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Financial Statements
Statements of Assets and Liabilities
June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report

Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $2,473,864,748 $7,334,976,653 $685,207,770
Value - Unaffiliated issuers ................................ $3,108,393,113 $9,203,370,641 $819,937,628
Cash .................................................. 5,981,136 32,608,623 2,793,939
Foreign currency, at value (cost $–, $7,933,121 and $3,215,747, respectively) ............................................ — 7,937,674 3,216,915
Receivables:
Investment securities sold ................................. — 63,312,505 —
Capital shares sold ...................................... 147,718 927,867 191,556
Dividends and interest ................................... 9,084,583 24,379,714 3,578,051
European Union tax reclaims (Note 1 g ) ....................... 1,783,965 4,892,062 1,018,388
Deposits with brokers for:
Futures contracts ...................................... — 4,570,020 —
Unrealized appreciation on OTC forward exchange contracts ........ — 12,608,249 —
Total assets ........................................ 3,125,390,515 9,354,607,355 830,736,477
Liabilities:
Payables:
Investment securities purchased ............................ — 97,230,807 1,862,378
Capital shares redeemed ................................. 1,078,978 5,220,785 356,120
Management fees ....................................... 1,753,653 6,406,907 537,678
Distribution fees ........................................ 183,611 1,269,578 66,489
Transfer agent fees ...................................... 376,134 1,623,323 112,906
Trustees' fees and expenses ............................... 183,539 815,923 107,394
IRS closing agreement payments for European Union tax reclaims
(Note 1 g ) ............................................. — 11,069,160 6,156,321
Variation margin on futures contracts ......................... — 170,219 —
Unrealized depreciation on OTC forward exchange contracts ........ — 619,443 —
Accrued expenses and other liabilities ......................... 173,056 916,804 182,246
Total liabilities ....................................... 3,748,971 125,342,949 9,381,532
Net assets, at value ............................... $3,121,641,544 $9,229,264,406 $821,354,945
Net assets consist of:
Paid-in capital ........................................... $2,347,370,855 $6,660,110,675 $771,460,052
Total distributable earnings (losses) ........................... 774,270,689 2,569,153,731 49,894,893
Net assets, at value ............................... $3,121,641,544 $9,229,264,406 $821,354,945

Franklin Mutual Series Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report

Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Class Z:
Net assets, at value ..................................... $2,071,218,319 $3,196,571,103 $501,614,175
Shares outstanding ...................................... 127,732,643 101,154,420 19,727,097
Net asset value and maximum offering price per share
a
........... $16.22 $31.60 $25.43
Class A:
Net assets, at value ..................................... $812,809,749 $5,269,045,288 $289,997,330
Shares outstanding ...................................... 50,874,508 172,001,256 11,802,912
Net asset value per share
a,b
................................ $15.98 $30.63 $24.57
Maximum offering price per share (net asset value per share ÷
94.50%)
a
.............................................. $16.91 $32.41 $26.00
Class C:
Net assets, at value ..................................... $16,468,384 $160,113,930 $7,333,034
Shares outstanding ...................................... 1,024,319 5,204,484 292,862
Net asset value and maximum offering price per share
a,b
.......... $16.08 $30.76 $25.04
Class R:
Net assets, at value ..................................... $1,122,393 $112,284,665 $1,193,207
Shares outstanding ...................................... 71,550 3,737,010 49,853
Net asset value and maximum offering price per share
a
........... $15.69 $30.05 $23.93
Class R6:
Net assets, at value ..................................... $220,022,699 $491,249,420 $21,217,199
Shares outstanding ...................................... 13,574,065 15,551,197 834,602
Net asset value and maximum offering price per share
a
........... $16.21 $31.59 $25.42
a
Net asset value per share may not recalculate due to rounding.
b
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report

Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $2,350,610,654 $5,524,312,800
Cost - Non-controlled affiliates (Note 11) ....................................... 139,597,794 —
Value - Unaffiliated issuers ................................................. $2,459,757,355 $7,001,121,691
Value - Non-controlled affiliates (Note 11) ...................................... 197,938,345 —
Cash ................................................................... 15,883,900 19,461,458
Foreign currency, at value (cost $578,267 and $1,792,445, respectively) ................. 578,267 1,792,445
Receivables:
Investment securities sold .................................................. 10,629,867 62,099
Capital shares sold ....................................................... 161,639 403,184
Dividends and interest .................................................... 10,526,985 18,186,154
European Union tax reclaims (Note 1 g ) ........................................ 706,377 1,922,873
Deposits with brokers for:
Futures contracts ....................................................... 235,350 603,630
Variation margin on futures contracts .......................................... — 5,606
Unrealized appreciation on OTC forward exchange contracts ......................... 2,781,421 38,792
Total assets ......................................................... 2,699,199,506 7,043,597,932
Liabilities:
Payables:
Investment securities purchased ............................................. 57,539,137 44,119,771
Capital shares redeemed .................................................. 1,670,336 2,037,552
Management fees ........................................................ 1,466,121 3,833,995
Distribution fees ......................................................... 139,767 602,137
Transfer agent fees ....................................................... 279,193 864,883
Trustees' fees and expenses ................................................ 239,595 734,624
Variation margin on futures contracts .......................................... 7,100 —
Unrealized depreciation on OTC forward exchange contracts ......................... 761,310 19,406
Accrued expenses and other liabilities .......................................... 143,855 308,422
Total liabilities ........................................................ 62,246,414 52,520,790
Net assets, at value ................................................ $2,636,953,092 $6,991,077,142
Net assets consist of:
Paid-in capital ............................................................ $2,969,670,405 $5,157,892,728
Total distributable earnings (losses) ............................................ (332,717,313) 1,833,184,414
Net assets, at value ................................................ $2,636,953,092 $6,991,077,142

Franklin Mutual Series Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report

Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Class Z:
Net assets, at value ...................................................... $2,007,577,808 $3,906,458,678
Shares outstanding ....................................................... 139,549,691 152,351,658
Net asset value and maximum offering price per share
a
............................ $14.39 $25.64
Class A:
Net assets, at value ...................................................... $570,985,951 $2,680,565,504
Shares outstanding ....................................................... 40,463,033 106,282,929
Net asset value per share
a,b
................................................. $14.11 $25.22
Maximum offering price per share (net asset value per share ÷ 94.50%)
a
............... $14.93 $26.69
Class C:
Net assets, at value ...................................................... $25,046,315 $41,580,493
Shares outstanding ....................................................... 1,784,682 1,636,549
Net asset value and maximum offering price per share
a,b
........................... $14.03 $25.41
Class R:
Net assets, at value ...................................................... $2,781,022 $37,230,501
Shares outstanding ....................................................... 200,951 1,483,975
Net asset value and maximum offering price per share
a
............................ $13.84 $25.09
Class R6:
Net assets, at value ...................................................... $30,561,996 $325,241,966
Shares outstanding ....................................................... 2,126,800 12,692,240
Net asset value and maximum offering price per share
a
............................ $14.37 $25.63
a
Net asset value per share may not recalculate due to rounding.
b
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statements of Operations
for the six months ended June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report

Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Investment income:
Dividends: (net of foreign taxes of $1,884,656, $8,464,978 and
$2,185,356, respectively)
Unaffiliated issuers ...................................... $51,336,967 $144,917,312 $16,454,704
Interest:
Unaffiliated issuers ...................................... 871,623 20,506,361 478,100
Other income (Note 1 g ) .................................... 6,824 326,337 11,755
Less: IRS closing agreement payments for European Union tax reclaims
(Note 1 g ) ............................................... — (371,552) (191,116)
Total investment income ................................. 52,215,414 165,378,458 16,753,443
Expenses:
Management fees (Note 3 a ) ................................. 10,807,453 38,406,328 3,191,647
Distribution fees: (Note 3c )
    Class A .............................................. 1,039,783 6,516,167 359,805
    Class C .............................................. 85,457 828,426 39,429
    Class R .............................................. 3,075 283,961 2,247
Transfer agent fees: (Note 3e )
    Class Z .............................................. 752,213 1,579,776 205,898
    Class A .............................................. 294,642 2,612,728 121,323
    Class C .............................................. 6,049 82,848 3,305
    Class R .............................................. 432 56,830 384
    Class R6 ............................................. 25,444 59,795 4,497
Custodian fees ........................................... 37,638 135,349 102,663
Reports to shareholders fees ................................ 47,652 265,286 24,395
Registration and filing fees .................................. 61,343 97,871 57,898
Professional fees ......................................... 63,124 83,035 55,019
Trustees' fees and expenses ................................ 99,031 290,486 25,780
Other .................................................. 19,192 156,119 (17,130)
Total expenses ....................................... 13,342,528 51,455,005 4,177,160
Expenses waived/paid by affiliates (Note 3f) .................. (2,575) (1,909) (8,030)
Net expenses ....................................... 13,339,953 51,453,096 4,169,130
Net investment income .............................. 38,875,461 113,925,362 12,584,313
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 108,675,126 473,465,920 23,999,551
Foreign currency transactions .............................. (278,293) (246,136) (74,178)
Forward exchange contracts ............................... — 26,612,052 —
Futures contracts ....................................... — 1,950,651 48,410
Net realized gain (loss) ................................ 108,396,833 501,782,487 23,973,783
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (20,095,539) (350,092,911) 10,269,352
Translation of other assets and liabilities denominated in foreign currencies ........................................... (147,277) (361,925) (157,905)
Forward exchange contracts ............................... — 31,065,934 —
Futures contracts ....................................... — 8,398,501 (23,793)
Net change in unrealized appreciation (depreciation) .......... (20,242,816) (310,990,401) 10,087,654
Net realized and unrealized gain (loss) .......................... 88,154,017 190,792,086 34,061,437
Net increase (decrease) in net assets resulting from operations ........ $127,029,478 $304,717,448 $46,645,750

Franklin Mutual Series Funds
Financial Statements
Statements of Operations
(continued)
for the six months ended June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report

Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Investment income:
Dividends: (net of foreign taxes of $903,814 and $2,145,027, respectively)
Unaffiliated issuers ....................................................... $33,729,375 $80,936,234
Interest:
Unaffiliated issuers ....................................................... 29,389,954 24,781,541
Non-controlled affiliates (Note 11) ............................................ 5,245,360 —
Other income (Note 1 g ) ..................................................... 8,051 20,098
Total investment income .................................................. 68,372,740 105,737,873
Expenses:
Management fees (Note 3 a ) .................................................. 8,914,348 23,497,721
Distribution fees: (Note 3c )
    Class A ............................................................... 717,926 3,402,410
    Class C ............................................................... 131,980 222,945
    Class R ............................................................... 6,858 95,196
Transfer agent fees: (Note 3e )
    Class Z ............................................................... 649,649 1,400,639
    Class A ............................................................... 185,865 971,010
    Class C ............................................................... 8,519 15,836
    Class R ............................................................... 889 13,570
    Class R6 .............................................................. 7,163 28,598
Custodian fees ............................................................ 18,503 25,342
Reports to shareholders fees ................................................. 50,356 125,091
Registration and filing fees ................................................... 66,166 74,201
Professional fees .......................................................... 66,969 75,950
Trustees' fees and expenses ................................................. 87,379 225,493
Other ................................................................... 55,537 68,718
Total expenses ........................................................ 10,968,107 30,242,720
Expenses waived/paid by affiliates (Note 3f) ................................... (4,100) —
Net expenses ........................................................ 10,964,007 30,242,720
Net investment income ............................................... 57,408,733 75,495,153
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... 58,580,922 255,795,189
Non-controlled affiliates (Not e 11) ........................................... 268,664 (4,371,602)
Foreign currency transactions ............................................... (189,629) 72,293
Forward exchange contracts ................................................ 1,247,060 (911,015)
Futures contracts ........................................................ (125,116) (317,838)
Securities sold short ...................................................... 80,330 —
Net realized gain (loss) ................................................. 59,862,231 250,267,027
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... (35,505,870) (21,092,213)
Non-controlled affiliates (Note 11) ........................................... 41,363,564 4,493,267
Translation of other assets and liabilities denominated in foreign currencies ............. (49,305) (105,449)
Forward exchange contracts ................................................ 8,296,774 1,107,075
Futures contracts ........................................................ 656,305 529,791
Securities sold short ...................................................... 62,646 —
Net change in unrealized appreciation (depreciation) ........................... 14,824,114 (15,067,529)
Net realized and unrealized gain (loss) ........................................... 74,686,345 235,199,498
Net increase (decrease) in net assets resulting from operations ......................... $132,095,078 $310,694,651

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report

Franklin Mutual Beacon Fund Franklin Mutual Global Discovery Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $38,875,461 $67,382,887 $113,925,362 $142,963,532
Net realized gain (loss) ............ 108,396,833 92,372,328 501,782,487 580,229,454
Net change in unrealized appreciation
(depreciation) ................. (20,242,816) 281,095,127 (310,990,401) 900,838,414
Net increase (decrease) in net
assets resulting from operations . 127,029,478 440,850,342 304,717,448 1,624,031,400
Distributions to shareholders:
Class Z ........................ — (126,134,254) — (209,953,963)
Class A ........................ — (48,315,849) — (345,059,690)
Class C ........................ — (870,858) — (10,037,255)
Class R ........................ — (75,382) — (7,506,460)
Class R6 ....................... — (12,847,056) — (33,882,531)
Total distributions to shareholders ..... — (188,243,399) — (606,439,899)
Capital share transactions: (Note 2 )
Class Z ........................ (120,177,091) (73,264,356) (24,025,228) (92,586,351)
Class A ........................ (48,457,552) (35,378,349) (71,730,325) (149,003,067)
Class C ........................ (1,498,189) (2,980,104) (18,588,097) (72,231,562)
Class R ........................ (281,319) (90,388) (6,248,543) (7,771,010)
Class R6 ....................... (25,962,090) 119,411,533 (24,894,440) (89,372,523)
Total capital share transactions ....... (196,376,241) 7,698,336 (145,486,633) (410,964,513)
Net increase (decrease) in net
assets ..................... (69,346,763) 260,305,279 159,230,815 606,626,988
Net assets:
Beginning of period ................ 3,190,988,307 2,930,683,028 9,070,033,591 8,463,406,603
End of period ..................... $3,121,641,544 $3,190,988,307 $9,229,264,406 $9,070,033,591

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report

Franklin Mutual International Value Fund Franklin Mutual Quest Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $12,584,313 $16,232,781 $57,408,733 $112,461,289
Net realized gain (loss) ............ 23,973,783 (23,507,989) 59,862,231 (322,720,962)
Net change in unrealized appreciation
(depreciation) ................. 10,087,654 120,394,717 14,824,114 470,652,121
Net increase (decrease) in net
assets resulting from operations . 46,645,750 113,119,509 132,095,078 260,392,448
Distributions to shareholders:
Class Z ........................ — (10,595,521) — (90,041,826)
Class A ........................ — (5,938,931) — (25,068,653)
Class C ........................ — (103,373) — (974,331)
Class R ........................ — (13,359) — (112,506)
Class R6 ....................... — (486,240) — (1,387,964)
Total distributions to shareholders ..... — (17,137,424) — (117,585,280)
Capital share transactions: (Note 2 )
Class Z ........................ (7,714,028) 8,619,804 (119,560,779) (129,957,960)
Class A ........................ (13,975,788) (3,457,352) (41,498,806) (64,066,788)
Class C ........................ (1,858,148) (7,997,324) (4,014,320) (6,699,248)
Class R ........................ 361,780 20,721 (89,218) (1,142,993)
Class R6 ....................... 10,727,072 (25,432,600) (1,984,303) (2,785,499)
Total capital share transactions ....... (12,459,112) (28,246,751) (167,147,426) (204,652,488)
Net increase (decrease) in net
assets ..................... 34,186,638 67,735,334 (35,052,348) (61,845,320)
Net assets:
Beginning of period ................ 787,168,307 719,432,973 2,672,005,440 2,733,850,760
End of period ..................... $821,354,945 $787,168,307 $2,636,953,092 $2,672,005,440

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report

Franklin Mutual Shares Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $75,495,153 $139,830,203
Net realized gain (loss) ................................................. 250,267,027 182,161,485
Net change in unrealized appreciation (depreciation) ........................... (15,067,529) 561,919,902
Net increase (decrease) in net assets resulting from operations ................ 310,694,651 883,911,590
Distributions to shareholders:
Class Z ............................................................. — (224,503,537)
Class A ............................................................. — (152,760,064)
Class C ............................................................. — (1,891,299)
Class R ............................................................. — (2,081,752)
Class R6 ............................................................ — (17,324,235)
Total distributions to shareholders .......................................... — (398,560,887)
Capital share transactions: (Note 2 )
Class Z ............................................................. (162,677,695) (160,423,287)
Class A ............................................................. (164,140,290) (57,675,602)
Class C ............................................................. (7,756,385) (120,298,504)
Class R ............................................................. (3,069,798) (2,809,938)
Class R6 ............................................................ 8,378,867 (5,125,314)
Total capital share transactions ............................................ (329,265,301) (346,332,645)
Net increase (decrease) in net assets ................................... (18,570,650) 139,018,058
Net assets:
Beginning of period ..................................................... 7,009,647,792 6,870,629,734
End of period .......................................................... $6,991,077,142 $7,009,647,792

Franklin Mutual Series Funds

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Mutual Series Funds (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of five separate funds (Funds). The Funds follow the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and apply the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
Funds offer five classes of shares: Class Z, Class A, Class
C, Class R and Class R6. Class C shares automatically
convert to Class A shares on a monthly basis, after they
have been held for 8 years. Each class of shares may
differ by its initial sales load, contingent deferred sales
charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Certain derivative financial instruments trade in the OTC
market. The Funds' pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Funds' net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between
the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
Certain or all Funds may purchase securities on a when-
issued, forward commitment or delayed delivery basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds
will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date.
d. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives,
whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statements of Assets and Liabilities. Early termination by
the counterparty may result in an immediate payment by the
Funds of any net liability owed to that counterparty under the
ISDA agreement.
At June 30, 2024, certain or all Funds had OTC derivatives
in a net liability position and the aggregate value of collateral pledged for such contracts was as follows:
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Funds' investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At June 30, 2024, certain or all Funds received U.S.
Treasury Bonds and Notes as collateral for derivatives, as
follows:
Certain or all Funds entered into exchange traded futures
contracts primarily to manage exposure to certain foreign
currencies and equity price risk. A futures contract is an
agreement between the Fund and a counterparty to buy or
sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable
Net Liability
Position
Aggregate
Value of
Collateral
Pledged
Franklin Mutual Global
Discovery Fund $– $–
Franklin Mutual Quest Fund $385,881 $628,272
Franklin Mutual Shares Fund $17,561 $–
Collateral
Received
Franklin Mutual Global Discovery Fund $7,294,214
Franklin Mutual Quest Fund $1,157,606
Franklin Mutual Shares Fund $–
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
or receivable in the Statements of Assets and Liabilities. At
June 30, 2024, Franklin Mutual Beacon Fund and Franklin
International Value Fund had no futures contracts.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. At
June 30, 2024, Franklin Mutual Beacon Fund and Franklin
Mutual International Value Fund had no forward exchange
contracts.
Certain or all Funds purchased or wrote exchange traded
option contracts primarily to manage exposure to equity
price risk. An option is a contract entitling the holder to
purchase or sell a specific amount of shares or units of an
asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss. At June
30, 2024, the Funds had no option contracts.
See Note 10 regarding other derivative information.
e. Securities Sold Short
Certain or all Funds are engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current fair value. The Fund incurs a
loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund may receive income from the investment
of cash collateral. The Fund is obligated to pay fees for
borrowing the securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short. Such dividends and/or interest and any security
borrowing fees are recorded as an expense to the Fund. At
June 30, 2024, the Funds had no open securities sold short.
f. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by a designated U.S. bank or the Secured Overnight Financing
Rate (SOFR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Funds during a fiscal year exceed foreign withholding taxes paid by the Funds,
and the Funds previously passed through to its shareholders
foreign taxes incurred by the Funds to be used as a credit
or deduction on a shareholder’s income tax return, the
Funds will enter into a closing agreement with the Internal
Revenue Service (IRS) in order to pay the associated tax
liability on behalf of the Funds' shareholders. Franklin Mutual
Global Discovery Fund and Franklin Mutual International
Value Fund previously determined to enter into a closing
agreement with the IRS and recorded any adjustments to
estimated payments as a reduction to income, as reflected in the Statements of Operations.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2024, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Certain
or all Funds may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received by
the Funds. Facility fees are recognized as income over the
expected term of the loan. Dividend income and dividends
declared on securities sold short are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among  capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)
g. Income and Deferred Taxes
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin Mutual Beacon Fund
Franklin Mutual Global
Discovery Fund
Shares Amount Shares Amount
Class Z
Class Z Shares:
Six Months ended June 30, 2024
Shares sold ................................... 2,614,073 $42,092,142 1,999,336 $62,595,401
Shares issued on reorganization (Note 12) ............ — — 3,663,438 115,654,746
Shares redeemed ............................... (10,000,749) (162,269,233) (6,454,280) (202,275,375)
Net increase (decrease) .......................... (7,386,676) $(120,177,091) (791,506) $(24,025,228)
Year ended December 31, 2023
Shares sold ................................... 4,437,383 $67,628,142 6,493,289 $192,343,022
Shares issued in reinvestment of distributions .......... 7,747,967 117,768,870 6,430,200 192,529,780
Shares redeemed ............................... (16,970,020) (258,661,368) (16,103,822) (477,459,153)
Net increase (decrease) .......................... (4,784,670) $(73,264,356) (3,180,333) $(92,586,351)
Class A
Class A Shares:
Six Months ended June 30, 2024
Shares sold
a
................................... 989,834 $15,797,383 3,872,822 $117,751,741
Shares issued on reorganization (Note 12) ............ — — 7,630,056 233,632,313
Shares redeemed ............................... (4,028,295) (64,254,935) (13,899,002) (423,114,379)
Net increase (decrease) .......................... (3,038,461) $(48,457,552) (2,396,124) $(71,730,325)
Year ended December 31, 2023
Shares sold
a
................................... 3,822,581 $56,821,255 12,430,769 $354,657,476
Shares issued in reinvestment of distributions .......... 3,127,595 46,870,576 11,607,296 337,331,008
Shares redeemed ............................... (9,284,571) (139,070,180) (29,263,600) (840,991,551)
Net increase (decrease) .......................... (2,334,395) $(35,378,349) (5,225,535) $(149,003,067)
Class C
1. Organization and Significant Accounting Policies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Mutual Beacon Fund
Franklin Mutual Global
Discovery Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended June 30, 2024
Shares sold ................................... 52,994 $850,838 248,420 $7,603,584
Shares issued on reorganization (Note 12) ............ — — 363,201 11,182,954
Shares redeemed
a
.............................. (146,211) (2,349,027) (1,224,154) (37,374,635)
Net increase (decrease) .......................... (93,217) $(1,498,189) (612,533) $(18,588,097)
Year ended December 31, 2023
Shares sold ................................... 247,854 $3,701,522 1,033,148 $29,371,188
Shares issued in reinvestment of distributions .......... 57,121 863,345 341,034 9,989,953
Shares redeemed
a
.............................. (501,112) (7,544,971) (3,879,460) (111,592,703)
Net increase (decrease) .......................... (196,137) $(2,980,104) (2,505,278) $(72,231,562)
Class R
Class R Shares:
Six Months ended June 30, 2024
Shares sold ................................... 3,952 $61,487 185,029 $5,515,308
Shares redeemed ............................... (21,562) (342,806) (395,959) (11,763,851)
Net increase (decrease) .......................... (17,610) $(281,319) (210,930) $(6,248,543)
Year ended December 31, 2023
Shares sold ................................... 18,489 $270,366 429,189 $12,115,643
Shares issued in reinvestment of distributions .......... 5,116 75,382 262,654 7,496,446
Shares redeemed ............................... (29,611) (436,136) (968,250) (27,383,099)
Net increase (decrease) .......................... (6,006) $(90,388) (276,407) $(7,771,010)
Class R6
Class R6 Shares:
Six Months ended June 30, 2024
Shares sold ................................... 533,314 $8,620,307 969,835 $30,366,816
Shares issued on reorganization (Note 12) ............ — — 86,927 2,743,420
Shares redeemed ............................... (2,161,724) (34,582,397) (1,848,124) (58,004,676)
Net increase (decrease) .......................... (1,628,410) $(25,962,090) (791,362) $(24,894,440)
Year ended December 31, 2023
Shares sold ................................... 11,297,222 $167,926,159 3,299,551 $96,011,358
Shares issued in reinvestment of distributions .......... 337,258 5,123,040 1,121,127 33,536,170
Shares redeemed ............................... (3,482,773) (53,637,666) (7,418,871) (218,920,051)
Net increase (decrease) .......................... 8,151,707 $119,411,533 (2,998,193) $(89,372,523)
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Mutual International
Value Fund Franklin Mutual Quest Fund
Shares Amount Shares Amount
Class Z
Class Z Shares:
Six Months ended June 30, 2024
Shares sold ................................... 1,242,804 $30,737,953 3,707,364 $51,895,966
Shares redeemed ............................... (1,561,205) (38,451,981) (12,234,464) (171,456,745)
Net increase (decrease) .......................... (318,401) $(7,714,028) (8,527,100) $(119,560,779)
Year ended December 31, 2023
Shares sold ................................... 2,869,081 $64,544,782 7,677,545 $100,748,804
Shares issued in reinvestment of distributions .......... 429,392 9,719,452 6,346,294 85,180,750
Shares redeemed ............................... (2,905,391) (65,644,430) (23,915,512) (315,887,514)
Net increase (decrease) .......................... 393,082 $8,619,804 (9,891,673) $(129,957,960)
Class A
Class A Shares:
Six Months ended June 30, 2024
Shares sold
a
................................... 451,748 $10,793,071 1,027,851 $14,168,746
Shares redeemed ............................... (1,038,051) (24,768,859) (4,042,466) (55,667,552)
Net increase (decrease) .......................... (586,303) $(13,975,788) (3,014,615) $(41,498,806)
Year ended December 31, 2023
Shares sold
a
................................... 1,613,523 $35,351,619 3,767,135 $47,938,201
Shares issued in reinvestment of distributions .......... 259,480 5,654,768 1,867,301 24,613,784
Shares redeemed ............................... (2,037,327) (44,463,739) (10,596,089) (136,618,773)
Net increase (decrease) .......................... (164,324) $(3,457,352) (4,961,653) $(64,066,788)
Class C
Class C Shares:
Six Months ended June 30, 2024
Shares sold ................................... 15,724 $382,305 91,535 $1,250,618
Shares redeemed
a
.............................. (92,630) (2,240,453) (383,902) (5,264,938)
Net increase (decrease) .......................... (76,906) $(1,858,148) (292,367) $(4,014,320)
Year ended December 31, 2023
Shares sold ................................... 69,828 $1,540,194 354,346 $4,490,786
Shares issued in reinvestment of distributions .......... 4,753 101,955 73,656 969,074
Shares redeemed
a
.............................. (434,200) (9,639,473) (950,031) (12,159,108)
Net increase (decrease) .......................... (359,619) $(7,997,324) (522,029) $(6,699,248)
Class R
Class R Shares:
Six Months ended June 30, 2024
Shares sold ................................... 18,605 $440,106 22,436 $304,710
Shares redeemed ............................... (3,356) (78,326) (29,271) (393,928)
Net increase (decrease) .......................... 15,249 $361,780 (6,835) $(89,218)
Year ended December 31, 2023
Shares sold ................................... 62,165 $1,277,450 51,152 $644,174
Shares issued in reinvestment of distributions .......... 632 13,359 8,687 112,506
Shares redeemed ............................... (59,492) (1,270,088) (149,547) (1,899,673)
Net increase (decrease) .......................... 3,305 $20,721 (89,708) $(1,142,993)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Mutual International
Value Fund Franklin Mutual Quest Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended June 30, 2024
Shares sold ................................... 457,042 $11,659,559 149,666 $2,090,595
Shares redeemed ............................... (37,806) (932,487) (291,022) (4,074,898)
Net increase (decrease) .......................... 419,236 $10,727,072 (141,356) $(1,984,303)
Year ended December 31, 2023
Shares sold ................................... 358,652 $7,982,647 404,126 $5,306,369
Shares issued in reinvestment of distributions .......... 8,181 185,406 102,520 1,375,044
Shares redeemed ............................... (1,534,035) (33,600,653) (718,549) (9,466,912)
Net increase (decrease) .......................... (1,167,202) $(25,432,600) (211,903) $(2,785,499)
Franklin Mutual Shares Fund
Shares Amount
Class Z
Class Z Shares:
Six Months ended June 30, 2024
Shares sold .................................................................. 1,902,201 $48,109,154
Shares redeemed .............................................................. (8,313,404) (210,786,849)
Net increase (decrease) ......................................................... (6,411,203) $(162,677,695)
Year ended December 31, 2023
Shares sold .................................................................. 4,454,850 $105,270,805
Shares issued in reinvestment of distributions ......................................... 8,371,198 199,292,980
Shares redeemed .............................................................. (19,667,301) (464,987,072)
Net increase (decrease) ......................................................... (6,841,253) $(160,423,287)
Class A
Class A Shares:
Six Months ended June 30, 2024
Shares sold
a
.................................................................. 2,148,565 $53,611,448
Shares redeemed .............................................................. (8,717,196) (217,751,738)
Net increase (decrease) ......................................................... (6,568,631) $(164,140,290)
Year ended December 31, 2023
Shares sold
a
.................................................................. 11,359,311 $265,229,190
Shares issued in reinvestment of distributions ......................................... 6,356,326 148,932,805
Shares redeemed .............................................................. (20,314,755) (471,837,597)
Net increase (decrease) ......................................................... (2,599,118) $(57,675,602)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Mutual Shares Fund
Shares Amount
Class C Shares:
Six Months ended June 30, 2024
Shares sold .................................................................. 79,609 $2,008,891
Shares redeemed
a
............................................................. (388,358) (9,765,276)
Net increase (decrease) ......................................................... (308,749) $(7,756,385)
Year ended December 31, 2023
Shares sold .................................................................. 862,035 $19,944,926
Shares issued in reinvestment of distributions ......................................... 80,423 1,877,660
Shares redeemed
a
............................................................. (6,010,694) (142,121,090)
Net increase (decrease) ......................................................... (5,068,236) $(120,298,504)
Class R
Class R Shares:
Six Months ended June 30, 2024
Shares sold .................................................................. 63,199 $1,575,833
Shares redeemed .............................................................. (186,736) (4,645,631)
Net increase (decrease) ......................................................... (123,537) $(3,069,798)
Year ended December 31, 2023
Shares sold .................................................................. 157,693 $3,630,210
Shares issued in reinvestment of distributions ......................................... 89,320 2,081,736
Shares redeemed .............................................................. (366,027) (8,521,884)
Net increase (decrease) ......................................................... (119,014) $(2,809,938)
Class R6
Class R6 Shares:
Six Months ended June 30, 2024
Shares sold .................................................................. 1,157,973 $28,598,806
Shares redeemed .............................................................. (797,443) (20,219,939)
Net increase (decrease) ......................................................... 360,530 $8,378,867
Year ended December 31, 2023
Shares sold .................................................................. 694,918 $16,140,974
Shares issued in reinvestment of distributions ......................................... 727,055 17,303,237
Shares redeemed .............................................................. (1,626,591) (38,569,525)
Net increase (decrease) ......................................................... (204,618) $(5,125,314)
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Mutual Beacon Fund and Franklin Mutual Quest Fund pay an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of each of the Funds as follows:
Franklin Mutual Global Discovery Fund pays an investment management fee, calculated daily and paid monthly, to Franklin
Mutual based on the average daily net assets of the Fund as follows:
Franklin Mutual International Value Fund pays an investment management fee, calculated daily and paid monthly, to Franklin
Mutual based on the average daily net assets of the Fund as follows:
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $7 billion
0.625% Over $7 billion, up to and including $10 billion
0.615% In excess of $10 billion
Annualized Fee Rate Net Assets
0.845% Up to and including $7 billion
0.825% Over $7 billion, up to and including $10 billion
0.805% Over $10 billion, up to and including $13 billion
0.785% Over $13 billion, up to and including $16 billion
0.765% Over $16 billion, up to and including $19 billion
0.745% Over $19 billion, up to and including $22 billion
0.725% Over $22 billion, up to and including $25 billion
0.705% Over $25 billion, up to and including $28 billion
0.685% In excess of $28 billion
Annualized Fee Rate Net Assets
0.800% Up to and including $1 billion
0.770% Over $1 billion, up to and including $2 billion
0.750% Over $2 billion, up to and including $5 billion
0.730% In excess of $5 billion

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Mutual Shares Fund pays an investment management fee, calculated daily and paid monthly, to Franklin
Mutual based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2024, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Funds. The fee is paid by
Franklin Mutual based on each of the Fund's average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class Z and Class R6 shares, pursuant to
Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $10 billion
0.625% Over $10 billion, up to and including $15 billion
0.595% Over $15 billion, up to and including $20 billion
0.585% Over $20 billion, up to and including $25 billion
0.565% Over $25 billion, up to and including $30 billion
0.555% Over $30 billion, up to and including $35 billion
0.545% In excess of $35 billion
Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Gross effective investment management fee rate ................... 0.675% 0.840% 0.800%
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Gross effective investment management fee rate .................................... 0.675% 0.666%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended June 30, 2024, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Class A ............................... 0.35%
0.35% 0.35%
Class C ............................... 1.00%
1.00% 1.00%
Class R ............................... 0.50%
0.50% 0.50%
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Class A ............................... 0.35% 0.35%
Class C ............................... 1.00% 1.00%
Class R ............................... 0.50% 0.50%
Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Sales charges retained net of commissions paid to unaffiliated brokers/
dealers .................................................. $14,109 $98,688 $4,614
CDSC retained ............................................ $634 $8,355 $104
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers ............. $10,619 $40,128
CDSC retained ............................................................. $888 $1,216
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
f. Waiver and Expense Reimbursements
Franklin Mutual has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Mutual Global Discovery Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, expenses related to securities sold short, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the
Fund do not exceed 1.00% based on the average net assets of each class until April 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Franklin Mutual has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Mutual International Value Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, expenses related to securities sold short, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the
Fund do not exceed 0.95% based on the average net assets of each class until April 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of Franklin Mutual Beacon Fund, Franklin Mutual International Value Fund and
Franklin Mutual Quest Fund have been capped so that transfer agent fees for that class do not exceed 0.02% based on the average net assets of the class until April 30, 2025.
Transfer agent fees on Class R6 shares of Franklin Mutual Global Discovery Fund and Franklin Mutual Shares Fund have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until
April 30, 2025.
4. Independent Trustees' Retirement Plan
On January 1, 1993, the Trust adopted an Independent Trustees’ Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.
During the period ended June 30, 2024, the Fund’s projected benefit obligation and benefit payments under the Plan were as follows:
Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Transfer agent fees ......................................... $357,609 $1,424,959 $116,040
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Transfer agent fees .......................................................... $341,701 $875,243
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2023, the capital loss carryforwards were as follows:
a
Includes $ 1 , 436 , 505 from the acquired Franklin Mutual International Fund, which may be carried over to offset future capital gains, subject to certain limitations.
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2023, the deferred losses were as follows:
At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Franklin Mutual
Beacon Fund
Franklin Mutual
Global Discovery
Fund
Franklin Mutual
International Value
Fund
a
Projected benefit obligation at June 30, 2024 .......... $151,167 $731,060 $97,884
b
Increase (decrease) in projected benefit obligation ...... $248 $732 $60
Benefit payments made to retired trustees ............. $(8,508) $(8,282) $(2,108)
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
a
Projected benefit obligation at June 30, 2024 .......... $206,365 $654,758
b
Increase (decrease) in projected benefit obligation ...... $211 $541
Benefit payments made to retired trustees ............. $(7,031) $(18,789)
a
The projected benefit obligation is included in trustees’ fees and expenses in the Statements of Assets and Liabilities.
b
The increase (decrease) in projected benefit obligation is reflected in trustees’ fees and expenses in the Statements of Operations.
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Franklin Mutual
Quest Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term .............................................. $ — $ — $ 149,942,380
Long term .............................................. 1,436,505
a
127,083,463 457,674,639
Total capital loss carryforwards ............................. $1,436,505 $127,083,463 $607,617,019
Franklin Mutual
Beacon Fund
Post-October capital losses ..................................................................... $7,101,188
Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
a a a a
Cost of investments ........................................ $2,478,471,418 $7,348,432,707 $691,851,664
Unrealized appreciation ...................................... $732,337,750 $2,136,343,751 $148,706,066
Unrealized depreciation ...................................... (102,416,055) (267,859,381) (20,620,102)
Net unrealized appreciation (depreciation) ........................ $629,921,695 $1,868,484,370 $128,085,964
4. Independent Trustees' Retirement Plan
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, EU reclaims, passive foreign investment company shares, bond discounts and premiums, tax straddles, derivative financial instruments and corporate actions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the period ended June 30,
2024, were as follows:
7. Credit Risk and Defaulted Securities
At June 30, 2024, Franklin Mutual Quest Fund had 17.9% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Funds may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Funds. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Funds discontinue accruing income and recognize an adjustment for uncollectible interest.
At June 30, 2024, the aggregate long value of distressed company securities for which interest recognition has been discontinued for Franklin Mutual Quest Fund was $261,360, representing less than 0.1% of the Fund's net assets. For information as to specific securities, see the accompanying Schedule of Investments.
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
a a a
Cost of investments ......................................................... $2,503,282,008 $5,528,514,185
Unrealized appreciation ....................................................... $347,435,053 $1,655,218,271
Unrealized depreciation ....................................................... (190,921,467) (182,420,192)
Net unrealized appreciation (depreciation) ......................................... $156,513,586 $1,472,798,079
Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Purchases ............................................... $320,016,277 $1,418,948,969 $192,814,108
Sales ................................................... $481,397,978 $1,726,268,216 $189,571,442
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Purchases ................................................................ $562,579,059 $1,130,191,046
Sales .................................................................... $622,946,076 $1,234,628,160
5. Income Taxes
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
At June 30, 2024, Franklin Mutual Beacon Fund, Franklin Mutual Global Discovery Fund, Franklin Mutual International Value
Fund and Franklin Mutual Shares Fund did not hold any distressed company securities for which interest recognition has been discontinued.
8. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as Franklin Mutual Global Discovery Fund and Franklin Mutual International Value Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies)
to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by
Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Funds' returns and net asset value.
9. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Principal
Amount /
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Quest Fund
106,532
Inclusive Language Services LLC, Membership
Interests, B ............................... 4/30/14 $ — $ 60,749,073
113,053,307
Sorenson Communications LLC, First Lien, Term Loan,
B, PIK, 8%, 4/01/30 ......................... 4/01/22 - 6/28/24  110,855,871  106,057,814
28,709,594
Sorenson Communications LLC, First Lien, Term Loan,
B, PIK, 10%, 4/01/30 ........................ 4/01/22 - 6/28/24 28,741,923 31,131,458
1 Tenerity, Inc. ............................... 1/31/22 204 27
7. Credit Risk and Defaulted Securities
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
10. Other Derivative Information
At June 30, 2024, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Principal
Amount/
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Quest Fund (continued)
1,714,983 Windstream Holdings, Inc. ..................... 9/21/20 - 6/09/23 $ 14,021,182 $ 22,336,968
Total Restricted Securities (Value is 8.4% of Net Assets) .............. $153,619,180 $220,275,340
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares Fund
2,243,497 Windstream Holdings, Inc. ..................... 9/21/20 - 6/09/23 $ 18,342,152 $ 29,220,651
Total Restricted Securities (Value is 0.4% of Net Assets) .............. $18,342,152 $29,220,651
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Global Discovery Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ 1,557,630
a
Variation margin on futures
contracts
$ —
Unrealized appreciation on OTC
forward exchange contracts
12,608,249 Unrealized depreciation on OTC
forward exchange contracts
619,443
Total .................... $14,165,879 $619,443
Franklin Mutual Quest Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
79,783
a
Variation margin on futures
contracts
—
Unrealized appreciation on OTC
forward exchange contracts
2,781,421 Unrealized depreciation on OTC
forward exchange contracts
761,310
Total .................... $2,861,204 $761,310
Franklin Mutual Shares Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
171,187
a
Variation margin on futures
contracts
—
Unrealized appreciation on OTC
forward exchange contracts
38,792 Unrealized depreciation on OTC
forward exchange contracts
19,406
Total .................... $209,979 $19,406
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only the variation margin receivable/
payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
9. Restricted Securities
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For the period ended June 30, 2024, the effect of derivative contracts in the Statements of Operations was as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Mutual Global Discovery Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $1,950,651 Futures contracts $8,398,501
Forward exchange contracts 26,612,052 Forward exchange contracts 31,065,934
Total ....................... $28,562,703 $39,464,435
Franklin Mutual International Value Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity contracts ..............
Futures contracts 48,410 Futures contracts (23,793)
Total ....................... $48,410 $(23,793)
Franklin Mutual Quest Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts (125,116) Futures contracts 656,305
Forward exchange contracts 1,247,060 Forward exchange contracts 8,296,774
Equity contracts ..............
Investments (275,855)
a
Investments 275,855
a
Total ....................... $846,089 $9,228,934
Franklin Mutual Shares Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts (317,838) Futures contracts 529,791
Forward exchange contracts (911,015) Forward exchange contracts 1,107,075
Total ....................... $(1,228,853) $1,636,866
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statements of Operations.
10. Other Derivative Information
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For the period ended June 30, 2024, the average month end notional amount of futures contracts and options and the average month end contract value for forward exchange contracts, were as follows:
See Note 1(d) regarding derivative financial instruments.
11. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended June 30, 2024, investments in “affiliated companies” were as follows:
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International Value
Fund
Franklin Mutual
Quest Fund
Futures contracts ..................................... $ 284,261,079 $ 290,284 $ 20,440,811
Forwards exchange contracts ............................ 712,368,232 – 211,530,945
Options ............................................. – – 133,200
Franklin Mutual
Shares Fund
Futures contracts .......................................................................... $ 23,651,701
Forwards exchange contracts ................................................................. 25,535,387
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held at
End
of Period
Investment
Income
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Dividends
Inclusive Language
Services LLC, Membership
Interests, B ......... $ 25,234,214 $ — $ — $ — $ 35,514,859 $ 60,749,073 106,532 $ —
Wayne Services Legacy,
Inc. .............. 93,178 — (268,664) 268,664 (93,178) —
a
— —
Interest
Sorenson Communications
LLC, First Lien, Term Loan,
B, PIK, 8%, 4/01/30 ...  96,971,368  4,237,170
b
 —  —  4,849,276  106,057,814 113,053,307  3,683,351
Sorenson Communications
LLC, First Lien, Term Loan,
B, PIK, 10%, 4/01/30 ..  28,538,278  1,500,573
b
 —  —  1,092,607  31,131,458 28,709,594  1,562,009
Total Affiliated Securities
(Value is 7.5% of Net
Assets) ........... $150,837,038 $5,737,743 $(268,664) $268,664 $41,363,564 $197,938,345 $5,245,360
10. Other Derivative Information
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
12. Reorganization
On April 26, 2024, Franklin Mutual Global Discovery Fund (Surviving Fund), pursuant to a plan of reorganization approved on April 5, 2024, by shareholders of Franklin Mutual Financial Services Fund (Acquired Fund), a series of Franklin Mutual
Series Funds, acquired 100% of the Acquired Fund's net assets, primarily made up of investment securities, which included
$107,863,409 of unrealized appreciation, through a tax-free exchange of 11,743,622 shares of the Surviving Fund (valued at
$363,213,433). Immediately after the completion of the reorganization, the combined net assets of the Surviving Fund were
$9,409,382,240.
The primary purpose for the reorganization was to combine the Acquired Fund with a larger fund that had lower annual fund operating expenses (both before and after fee waivers), stronger historical investment performance and similar investment goals, principal investment strategies and risks. The estimated cost of the reorganization was $232,000 of which the Surviving
Fund and the Acquired Fund each paid 25% and Franklin Mutual paid 50%. The allocated portion of the Surviving Fund's reorganization expenses are included with other expenses in the Statement of Operations.
Assuming the reorganization had been completed on January 1, 2024, the Surviving Fund's pro forma results of operations, would have been as follows:
Subsequent to the reorganization, the Surviving Fund has been managed as a single entity. Accordingly, it is impracticable to identify the amounts of revenue and earnings attributable to the Acquired Fund’s assets after the completion of the reorganization.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held at
End
of Period
Investment
Income
Franklin Mutual Shares Fund
Non-Controlled Affiliates
Dividends
International Automotive
Components Group Brazil
LLC .............. $ 213,449 $ — $ (150,618) $ (4,654,060) $ 4,591,229 $ —
a
— $ —
Wayne Services Legacy,
Inc. .............. 97,962 — (282,458) 282,458 (97,962) —
a
— —
Total Affiliated Securities
(Value is —% of Net
Assets) ........... $311,411 $— $(433,076) $(4,371,602) $4,493,267 $— $—
a
As of June 30, 2024, no longer held by the fund.
b
May include accretion, amortization, and/or other cost basis adjustments.
Period
Net Investment
Income
Net Realized
and Unrealized
Gain (Loss)
Net Increase
(Decrease) in Net
Assets Resulting
from
Operations
For the period January 1, 2024 through June 30, 2024 ............. $118,547,843 $302,665,714 $421,213,557
11. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
13. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2024, the
Funds did not use the Global Credit Facility.
14. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2024, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Beacon Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 79,465,031 $ — $ 79,465,031
Air Freight & Logistics ................... 87,079,160 — — 87,079,160
Automobiles .......................... 60,409,522 — — 60,409,522
Banks ............................... 133,232,302 190,543,735 — 323,776,037
Beverages ........................... — 109,229,369 — 109,229,369
Building Products ...................... 107,712,442 — — 107,712,442
Capital Markets ........................ 95,423,971 — — 95,423,971
Consumer Staples Distribution & Retail ...... — 71,500,318 — 71,500,318
Diversified Telecommunication Services ..... — 80,855,033 — 80,855,033
Energy Equipment & Services ............. 70,841,478 — — 70,841,478
Entertainment ......................... 100,841,009 — — 100,841,009
Financial Services ...................... 76,057,838 — — 76,057,838
Health Care Equipment & Supplies ......... 114,817,740 — — 114,817,740
Health Care Providers & Services .......... 63,751,455 — — 63,751,455
Household Products .................... — 94,152,380 — 94,152,380
Insurance ............................ 195,251,475 — — 195,251,475
Machinery ............................ 98,877,762 — — 98,877,762
Media ............................... 64,908,999 — — 64,908,999

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Mutual Beacon Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Metals & Mining ....................... $ — $ 61,666,837 $ — $ 61,666,837
Oil, Gas & Consumable Fuels ............. 65,980,928 113,400,602 — 179,381,530
Personal Care Products ................. — 112,860,889 — 112,860,889
Pharmaceuticals ....................... 182,792,097 182,581,236 — 365,373,333
Retail REITs .......................... 66,465,350 — — 66,465,350
Software ............................. 76,726,195 — — 76,726,195
Technology Hardware, Storage & Peripherals . — 114,265,154 — 114,265,154
Textiles, Apparel & Luxury Goods .......... — 96,185,636 — 96,185,636
Trading Companies & Distributors .......... 110,330,345 — — 110,330,345
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 30,186,825 — 30,186,825
Total Investments in Securities ........... $1,771,500,068 $1,336,893,045
b
$— $3,108,393,113
Franklin Mutual Global Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 111,741,604 — 111,741,604
Air Freight & Logistics ................... 173,185,591 — — 173,185,591
Automobile Components ................. 71,009,767 136,206,190 — 207,215,957
Automobiles .......................... 92,556,404 — — 92,556,404
Banks ............................... 175,390,163 375,040,459 — 550,430,622
Building Products ...................... 135,842,213 — — 135,842,213
Capital Markets ........................ 158,645,767 13,677,297 — 172,323,064
Chemicals ........................... — 156,031,118 — 156,031,118
Consumer Finance ..................... 161,882,663 — — 161,882,663
Consumer Staples Distribution & Retail ...... — 162,401,534 — 162,401,534
Containers & Packaging ................. — 40,584,305 — 40,584,305
Diversified Telecommunication Services ..... — 204,490,947 — 204,490,947
Electrical Equipment .................... — 120,298,302 — 120,298,302
Energy Equipment & Services ............. 215,835,148 — — 215,835,148
Entertainment ......................... 132,468,548 — — 132,468,548
Financial Services ...................... 499,392,527 — — 499,392,527
Food Products ........................ 139,167,491 134,313,006 — 273,480,497
Health Care Equipment & Supplies ......... 184,638,233 — — 184,638,233
Health Care Providers & Services .......... 513,345,337 143,341,169 — 656,686,506
Household Durables .................... 121,197,686 — — 121,197,686
Household Products .................... — 133,897,750 — 133,897,750
Industrial Conglomerates ................ — 155,703,068 — 155,703,068
Insurance ............................ 218,760,265 361,332,915 — 580,093,180
Interactive Media & Services .............. — 147,981,042 — 147,981,042
IT Services ........................... — 107,011,292 — 107,011,292
Media ............................... 176,053,359 — — 176,053,359
Metals & Mining ....................... — 220,033,132 — 220,033,132
Oil, Gas & Consumable Fuels ............. 144,296,283 402,059,689 — 546,355,972
Personal Care Products ................. 139,891,410 154,100,683 — 293,992,093
Pharmaceuticals ....................... 342,866,891 348,113,089 — 690,979,980
Real Estate Management & Development .... 152,494,745 — — 152,494,745
Semiconductors & Semiconductor Equipment . — 132,246,762 — 132,246,762
Technology Hardware, Storage & Peripherals . — 178,652,464 — 178,652,464
Textiles, Apparel & Luxury Goods .......... 48,928,198 315,018,081 — 363,946,279
Tobacco ............................. — 156,448,257 — 156,448,257
14. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Trading Companies & Distributors .......... $ 330,908,890 $ — $ — $ 330,908,890
Corporate Bonds ........................ — 81,831,748 — 81,831,748
Senior Floating Rate Interests ............... — 216,178,974 — 216,178,974
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 165,878,185 — 165,878,185
Total Investments in Securities ........... $4,328,757,579 $4,874,613,062
c
$— $9,203,370,641
Other Financial Instruments:
Forward Exchange Contracts ............... $— $12,608,249 $— $12,608,249
Futures Contracts ....................... 1,557,630 — — 1,557,630
Total Other Financial Instruments ......... $1,557,630 $12,608,249 $— $14,165,879
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $619,443 $— $619,443
Total Other Financial Instruments ......... $— $619,443 $— $619,443
Franklin Mutual International Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 23,852,572 — 23,852,572
Automobile Components ................. — 26,138,846 — 26,138,846
Banks ............................... — 84,384,763 — 84,384,763
Beverages ........................... — 25,057,122 — 25,057,122
Capital Markets ........................ — 52,377,300 — 52,377,300
Chemicals ........................... — 21,556,916 — 21,556,916
Consumer Staples Distribution & Retail ...... — 21,541,435 — 21,541,435
Diversified Telecommunication Services ..... — 47,240,730 — 47,240,730
Electrical Equipment .................... — 10,335,564 — 10,335,564
Electronic Equipment, Instruments &
Components .......................... — 16,322,768 — 16,322,768
Energy Equipment & Services ............. 27,260,179 — — 27,260,179
Food Products ........................ — 8,246,907 — 8,246,907
Health Care Equipment & Supplies ......... — 22,688,921 — 22,688,921
Household Durables .................... — 13,515,622 — 13,515,622
Household Products .................... — 14,609,972 — 14,609,972
Industrial Conglomerates ................ — 18,078,847 — 18,078,847
Insurance ............................ — 52,229,063 — 52,229,063
Interactive Media & Services .............. — 14,466,454 — 14,466,454
IT Services ........................... — 11,357,897 — 11,357,897
Metals & Mining ....................... — 40,634,272 — 40,634,272
Multi-Utilities .......................... — 14,997,679 — 14,997,679
Oil, Gas & Consumable Fuels ............. — 57,888,438 — 57,888,438
Personal Care Products ................. — 15,472,870 — 15,472,870
Pharmaceuticals ....................... — 65,728,937 — 65,728,937
Professional Services ................... — 10,048,172 — 10,048,172
Semiconductors & Semiconductor Equipment . — 15,872,558 — 15,872,558
Technology Hardware, Storage & Peripherals . — 22,675,536 — 22,675,536
Textiles, Apparel & Luxury Goods .......... — 31,519,534 — 31,519,534
Trading Companies & Distributors .......... 19,444,036 — — 19,444,036
Short Term Investments ................... — 14,393,718 — 14,393,718
Total Investments in Securities ........... $46,704,215 $773,233,413
d
$— $819,937,628
14. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... $ 38,048,132 $ — $ — $ 38,048,132
Automobile Components ................. 21,670,706 24,464,089 — 46,134,795
Automobiles .......................... 11,942,450 — — 11,942,450
Banks ............................... 94,945,295 34,241,106 — 129,186,401
Beverages ........................... — 35,933,120 — 35,933,120
Building Products ...................... 23,816,002 — — 23,816,002
Capital Markets ........................ — 28,567,437 — 28,567,437
Chemicals ........................... 38,359,140 30,035,211 — 68,394,351
Communications Equipment .............. 27,190,068 — 60,749,073 87,939,141
Construction & Engineering ............... 31,542,019 — — 31,542,019
Consumer Staples Distribution & Retail ...... — 28,349,396 — 28,349,396
Containers & Packaging ................. 35,596,075 11,571,478 — 47,167,553
Diversified Telecommunication Services ..... — 39,804,270 22,336,968 62,141,238
Electric Utilities ........................ 62,100,580 — — 62,100,580
Energy Equipment & Services ............. 83,455,117 — — 83,455,117
Entertainment ......................... 42,137,187 — — 42,137,187
Financial Services ...................... 68,371,970 — — 68,371,970
Food Products ........................ — 28,628,361 — 28,628,361
Health Care Equipment & Supplies ......... 39,576,569 — — 39,576,569
Health Care Providers & Services .......... 145,214,759 21,465,651 — 166,680,410
Household Products .................... — 42,474,136 — 42,474,136
Independent Power and Renewable Electricity
Producers ............................ 18,013,256 — — 18,013,256
Insurance ............................ 112,708,549 76,022,029 — 188,730,578
Media ............................... 51,581,559 — 27 51,581,586
Metals & Mining ....................... 47,762,228 58,308,936 — 106,071,164
Oil, Gas & Consumable Fuels ............. 50,279,374 44,581,406 — 94,860,780
Personal Care Products ................. 30,126,260 31,324,935 — 61,451,195
Pharmaceuticals ....................... 76,098,502 76,205,174 — 152,303,676
Professional Services ................... 43,084,497 — — 43,084,497
Real Estate Management & Development .... 19,443,931 — — 19,443,931
Semiconductors & Semiconductor Equipment . — 15,387,386 — 15,387,386
Software ............................. 17,979,843 — — 17,979,843
Technology Hardware, Storage & Peripherals . — 14,170,199 — 14,170,199
Textiles, Apparel & Luxury Goods .......... 19,760,371 16,394,057 — 36,154,428
Tobacco ............................. — 65,258,865 — 65,258,865
Trading Companies & Distributors .......... 35,320,004 — — 35,320,004
Wireless Telecommunication Services ....... 3,986,690 — — 3,986,690
Warrants ............................... 1,075,304 — — 1,075,304
Convertible Bonds ....................... — 5,084,925 — 5,084,925
Corporate Bonds ........................ — 110,543,495 — 110,543,495
Senior Floating Rate Interests ............... — 223,656,459 137,189,272 360,845,731
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 83,761,802 — 83,761,802
Total Investments in Securities ........... $1,291,186,437 $1,146,233,923
e
$220,275,340 $2,657,695,700
Other Financial Instruments:
Forward Exchange Contracts ............... $— $2,781,421 $— $2,781,421
Futures Contracts ....................... 79,783 — — 79,783
Total Other Financial Instruments ......... $79,783 $2,781,421 $— $2,861,204
14. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Mutual Quest Fund (continued)
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $761,310 $— $761,310
Total Other Financial Instruments ......... $— $761,310 $— $761,310
Franklin Mutual Shares Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... $ 149,105,328 $ — $ — $ 149,105,328
Automobile Components ................. 32,900,787 — — 32,900,787
Automobiles .......................... 134,531,295 — — 134,531,295
Banks ............................... 538,549,466 — — 538,549,466
Building Products ...................... 119,439,012 — — 119,439,012
Capital Markets ........................ 114,367,678 — — 114,367,678
Communications Equipment .............. 54,118,879 — — 54,118,879
Construction & Engineering ............... 110,356,829 — — 110,356,829
Consumer Finance ..................... 116,589,576 — — 116,589,576
Consumer Staples Distribution & Retail ...... 55,221,881 — — 55,221,881
Containers & Packaging ................. 104,318,965 30,758,456 — 135,077,421
Diversified Telecommunication Services ..... — — 29,220,651 29,220,651
Electric Utilities ........................ 110,741,402 — — 110,741,402
Electronic Equipment, Instruments &
Components .......................... 91,004,282 — — 91,004,282
Energy Equipment & Services ............. 155,607,283 — — 155,607,283
Entertainment ......................... 130,020,950 — — 130,020,950
Financial Services ...................... 420,520,391 — — 420,520,391
Food Products ........................ 116,899,444 — — 116,899,444
Health Care Equipment & Supplies ......... 270,301,247 — — 270,301,247
Health Care Providers & Services .......... 393,363,599 — — 393,363,599
Household Durables .................... 103,166,256 — — 103,166,256
Insurance ............................ 244,512,584 — — 244,512,584
Machinery ............................ 207,054,919 — — 207,054,919
Media ............................... 274,806,669 — — 274,806,669
Metals & Mining ....................... 53,191,933 111,607,878 — 164,799,811
Oil, Gas & Consumable Fuels ............. 321,109,939 150,237,204 — 471,347,143
Personal Care Products ................. 114,340,838 — — 114,340,838
Pharmaceuticals ....................... 305,644,178 143,988,151 — 449,632,329
Professional Services ................... 214,743,941 — — 214,743,941
Real Estate Management & Development .... 121,179,976 — — 121,179,976
Retail REITs .......................... 157,075,497 — — 157,075,497
Software ............................. 248,175,318 — — 248,175,318
Specialized REITs ...................... 137,283,208 — — 137,283,208
Tobacco ............................. — 126,496,888 — 126,496,888
Trading Companies & Distributors .......... 247,805,415 — — 247,805,415
Wireless Telecommunication Services ....... 87,587,358 — — 87,587,358
Corporate Bonds ........................ — 39,568,174 — 39,568,174
Senior Floating Rate Interests ............... — 216,401,211 — 216,401,211
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 97,206,755 — 97,206,755
Total Investments in Securities ........... $6,055,636,323 $916,264,717
f
$29,220,651 $7,001,121,691
Other Financial Instruments:
Forward Exchange Contracts ............... $— $38,792 $— $38,792
Futures Contracts ....................... 171,187 — — 171,187
Total Other Financial Instruments ......... $171,187 $38,792 $— $209,979
14. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  period . At June 30, 2024 , the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares Fund (continued)
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $19,406 $— $19,406
Total Other Financial Instruments ......... $— $19,406 $— $19,406
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $1,306,706,220, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $4,410,724,155, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $758,839,695, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
Includes foreign securities valued at $723,187,242, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
f
Includes foreign securities valued at $563,088,577, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Automobile Components $ 75,183 $ — $ (53,055) $ — $ — $ — $ (1,639,280) $ 1,617,152 $ — $ —
Communications
Equipment ........ 25,234,214 — — — — — — 35,514,859 60,749,073 35,514,859
Diversified
Telecommunication
Services .......... 21,666,778 — — — — — — 670,190 22,336,968 670,190
Media ........... 34 — — — — — — (7) 27 (7)
Specialty Retail ..... 93,178 — (268,664) — — — 268,664 (93,178) — —
Warrants :
Media ........... 309,776 — —
c
— — — (6,590,959) 6,281,183 — —
Senior Floating Rate
Interests :
Communications
Equipment ........ 125,509,646 5,621,545 — — — 116,198 — 5,941,883 137,189,272 5,941,883
Companies in Liquidation : —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $172,888,809 $5,621,545 $(321,719) $— $— $116,198 $(7,961,575) $49,932,082 $220,275,340 $42,126,925
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
14. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2024, are as follows:
15. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks:
Communications Equipment. . . . . . . . $60,749,073 Market comparables Discount for lack of marketability
7.6% Decrease
EV / EBITDA multiple 7.4x Increase
EV / revenue multiple 2.1x Increase
Diversified Telecommunication Services 22,336,968 Market comparables Discount for lack of marketability
10.0% Decrease
EV / EBITDA multiple 4.2x Increase
Senior Floating Rate Interests:
Communications Equipment . . . . . . 137,189,272 Discounted cash flow Discount rate 8.8% - 9.3%
(9.2%)
Decrease
All Other Investments . . . . . . . . . 27
c,d
Total . . . . . . . . . . . . . . . . . . . . . . . $220,275,340
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
d
Includes financial instruments determined to have no value.
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
14. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Abbreviations
Counterparty
BOFA
Bank of America N.A.
HSBK
HSBC Bank plc
UBSW
UBS AG
WFLA
Wells Fargo Bank NA
Currency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FHLB
Federal Home Loan Banks
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate

Franklin Mutual Series Funds

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Semiannual Report
FRANKLIN MUTUAL SERIES FUNDS
(EACH SERIES OF SUCH TRUST, A “FUND”)
The Board of Trustees (Board), including a majority of trustees that are not “interested persons” as such term is defined in section 2(a)(19) of the Investment Company Act of 1940 (hereinafter referred to as “independent trustees”), at an in-person meeting held on May 21, 2024, unanimously approved the renewal of each Fund’s investment management agreement.
Prior to a meeting of all of the trustees for the purpose of considering such renewal, the independent trustees participated in two other meetings held in connection with the renewal process. Throughout the process, the independent trustees received assistance and advice from and met separately with independent counsel. The independent trustees met with and interviewed officers of the investment manager (including portfolio managers), the transfer agent and shareholder services group and the distributor. In approving the renewal of the investment management agreement for the Funds, the Board, including the independent trustees, determined that the investment management fee structure was fair and reasonable and that continuance of the agreement was in the best interests of each Fund and its shareholders.
In reaching their decision on the investment management agreement, the trustees took into account information furnished throughout the year at Board meetings, as well as information specifically requested and furnished for the renewal process, which culminated in the meetings referred to above for the specific purpose of considering such agreement. Information furnished throughout the year included, among others, reports on each Fund’s investment performance, expenses, portfolio composition, portfolio brokerage execution, client commission arrangements, derivatives, securities lending, portfolio turnover, Rule 12b-1 plan, distribution, shareholder servicing, legal and compliance matters, pricing of securities, sales and redemptions, and marketing support payments made to financial intermediaries, as well as a third-party survey of transfer agent fees charged to funds within the Franklin Templeton (FT) complex in comparison to those charged to other fund complexes deemed comparable. Also, related financial statements and other information about the scope and quality of services provided by the investment manager and its affiliates and enhancements to such services over the past year were provided. In addition, the trustees received periodic reports throughout the year and during the renewal process relating to compliance with the Funds’ investment policies and restrictions. During the renewal process, the independent trustees considered the investment manager’s methods of operation within the FT group and its activities on behalf of other clients.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Semiannual Report
The Board also reviewed and considered an annual report on payments made by FT or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The information obtained by the trustees during the renewal process also included a special report prepared by Broadridge
Financial Solutions, Inc., an independent third-party analyst that utilizes data from Lipper, Inc. (Lipper), comparing each Fund’s investment performance and expenses with those of other mutual funds deemed comparable to such Fund as selected by
Lipper (Broadridge Section 15(c) Report). The trustees reviewed the Broadridge Section 15(c) Report and its usefulness in the renewal process with respect to matters such as comparative fees, expenses, expense ratios, performance and volatility. They concluded that the report continues to be a reliable resource in the performance of their duties.
In addition, the trustees received a Profitability Study (Profitability Study) prepared by management discussing the profitability to FT from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees continued to receive reports on management’s handling of recent regulatory inquiries and pending legal actions against the investment manager and its affiliates. The independent trustees were satisfied with the actions taken to date by management in response to such regulatory and legal matters.
The trustees reviewed the personnel, operations, financial condition and investment management capabilities, methodologies and resources of the investment manager. As part of this review, particular attention was given to management’s diligent risk management program, including continual monitoring and management of cybersecurity, liquidity and counterparty credit risk, and attention given to derivatives and other complex instruments that are held and expected to be held by each Fund and how such instruments are used to carry out each Fund’s investment goal(s). The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Funds and other accounts managed by FT to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund business.
The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity and liquidity risk management. The Board acknowledged management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also recognized management’s commitment to facilitating Board oversight of particular areas, including derivatives and payments to intermediaries, by enhanced reporting.
In addition to the above and other matters considered by the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (including the information and factors discussed above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.
NATURE, EXTENT AND QUALITY OF SERVICES . The trustees reviewed the nature, extent and quality of the services provided, and to be provided, by the investment manager. The trustees cited the investment manager’s ability to implement each Fund’s disciplined value investment approach and its long-term relationship with each Fund as reasons that shareholders choose to invest, and remain invested, in the Funds. The trustees reviewed each Fund’s portfolio management team, including its performance, staffing, skills and compensation program. With respect to portfolio manager compensation, management assured the trustees that each Fund’s long-term performance is a significant component of incentive-based compensation and noted that a portion of a portfolio manager’s incentive-based compensation is paid in shares of pre- designated funds from the portfolio manager’s fund management area. The trustees noted that the portfolio manager compensation program aligned the interests of the portfolio managers with that of shareholders of the Funds. The trustees discussed with management various other products, portfolios and entities that are advised by the investment manager and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any

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potential conflicts. During regular Board meetings and the aforementioned meetings of the independent trustees, the trustees received reports and presentations on the investment manager’s best execution trading policies. The trustees considered periodic reports provided to them showing that the investment manager complied with the investment policies and restrictions of each Fund as well as other reports periodically furnished to the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics covering the investment management personnel, the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations. The
Board noted the extent of the benefits provided to the Funds’ shareholders from being part of the FT group of funds, including the right to exchange investments between funds (same class) without a sales charge, the ability to reinvest dividends from any of the Funds into other funds and the right to combine holdings of other funds to obtain reduced sales charges. The
Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform. The Board also noted the investment manager’s significant efforts in developing and implementing compliance procedures established in accordance with SEC and other requirements.
The Board considered the nature, extent and quality of the services to be provided under each Fund’s other service agreements to determine that, on an overall basis, Fund shareholders were well served. In this connection, the Board also took into account transfer agent and shareholder services provided to the Funds’ shareholders by an affiliate of the investment manager, and favorable periodic reports on shareholder services conducted by independent third parties. While such considerations directly affected the trustees’ decision in renewing each Fund’s transfer agent and shareholder services agreement, the Board also considered these commitments as incidental benefits to Fund shareholders deriving from the investment management relationship.
Based on their review, the trustees were satisfied with the nature and quality of the overall services provided, and to be provided, by the investment manager and its affiliates to each Fund and its shareholders and were confident in the abilities of the management team to continue the disciplined value investment approach of each Fund and to provide quality services to such Fund and its shareholders.
INVESTMENT PERFORMANCE. The trustees reviewed and placed significant emphasis on the investment performance of the Funds over the one-, three-, five- and 10-year periods ended December 31, 2023. They considered the history of performance of each Fund relative to various benchmarks. As part of their review, they inquired of management regarding benchmarks and restrictions on permitted investments. Consideration was also given to performance in the context of available levels of cash during the periods.
The trustees had meetings during the year, including the meetings referred to above held in connection with the renewal process, with each Fund’s portfolio managers to discuss performance and the management of such Fund. In addition to the materials provided by management in connection with the renewal process, the independent trustees requested throughout the year (and received) additional presentations from the investment manager and senior management of FT regarding the performance of the investment manager and the Funds. As part of these presentations, the investment manager and senior management of FT reviewed enhancements that have been made, and are being made, to the investment manager’s investment process.
Particular attention in assessing performance was given to the Broadridge Section 15(c) Report. That report showed the investment performance of each Fund (Class A shares) in comparison to other funds determined comparable by Lipper.
Franklin Mutual Shares Fund. The comparable funds to the Fund, as chosen by Lipper, included all retail and institutional multi-cap value funds. The Fund had total returns in the second-best performing quintile for the one-year period ended
December 31, 2023, and had annualized total returns for the three-, five- and 10-year periods in the lowest performing quintile. The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The trustees discussed with management the reasons for the relative underperformance for the three-, five- and 10-year periods ended December 31, 2023. The Board was encouraged by the improved performance for the one-year period, but noted that such relative improvement would not have a

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significant impact on the relative performance for the three-, five-, and 10-year periods ended December 31, 2023. The Board did not believe that any changes with respect to the Fund were warranted at the time, particularly in light of the continued
enhancements to the investment manager’s personnel and investment process. The Board noted that it would continue to monitor future performance.
Franklin Mutual Global Discovery Fund. The comparable funds to the Fund, as chosen by Lipper, included all retail and institutional global multi-cap value funds. The Fund had total returns in the second-best performing quintile for the one-year period ended December 31, 2023, had annualized total returns for the three-year period in the best performing quintile, had annualized total returns for the five-year period in the middle performing quintile, and had annualized total returns for the 10-year period in the second-lowest performing quintile. The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The trustees discussed with management the reasons for the relative underperformance for the 10-year period ended December 31, 2023. The Board did not believe that any changes with respect to the Fund were warranted at the time, particularly in light of the continued enhancements to the investment manager’s personnel and investment process. The Board noted that it would continue to monitor future performance.
Franklin Mutual International Value Fund. The comparable funds to the Fund, as chosen by Lipper, included all retail and institutional international large-cap value funds. The Fund had total returns in the middle performing quintile for the one-year period ended December 31, 2023, had annualized total returns for the three-year period in the best performing quintile, and had annualized total returns for the five- and 10-year periods in the second-best performing quintile. The Board noted that, due to the repositioning of the Fund’s investment strategy in the first half of 2023 from a European to an international investment strategy, the Fund’s performance in the Broadridge Section 15(c) Report reflected, in large part, the Fund’s former investment strategy. Taking into account the foregoing, the Board was satisfied with such comparative performance. The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The trustees concluded that the Fund had performed well in comparison to its various benchmarks and in the context of the Fund’s goals.
Franklin Mutual Quest Fund. The comparable funds to the Fund, as chosen by Lipper, included all retail and institutional flexible portfolio funds. The Fund had total returns in the middle performing quintile for the one-year period ended December
31, 2023, had annualized total returns for the three-year period in the second-best performing quintile, and had annualized total returns for the five- and 10-year periods in the lowest performing quintile. The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The trustees discussed with management the reasons for the relative underperformance for the five- and 10-year periods ended December 31, 2023. The Board did not believe that any changes with respect to the Fund were warranted at the time, particularly in light of the continued enhancements to the investment manager’s personnel and investment process. The Board noted that it would continue to monitor future performance.
Franklin Mutual Beacon Fund. The comparable funds to the Fund, as chosen by Lipper, included all retail and institutional global multi-cap value funds. The Fund had total returns in the middle performing quintile for the one-year period ended
December 31, 2023, had annualized total returns for the three- and 10-year periods also in the middle performing quintile, and had annualized total returns for the five-year period in the second-lowest performing quintile. The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The trustees discussed with management the reasons for the relative underperformance for the five-year period ended December 31, 2023. The Board did not believe that any changes with respect to the Fund were warranted at the time, particularly in light of the continued enhancements to the investment manager’s personnel and investment process. The Board noted that it would continue to monitor future performance.
COMPARATIVE EXPENSES AND MANAGEMENT PROFITABILITY. The trustees considered the cost of the services provided and to be provided and the profits realized by the investment manager and its affiliates from their respective relationships with each Fund. As part of the renewal process, the trustees explored with management the trends in expense ratios over the past three fiscal years and the reasons for any increases in each Fund’s expense ratios (or components thereof). In considering the appropriateness of the management fees and other expenses charged to each Fund, the Board

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took into account various factors including investment performance and matters relating to each Fund’s operations, including, but not limited to, the quality and experience of its portfolio managers and research staff. Consideration was also given to a comparative analysis in the Broadridge Section 15(c) Report of the investment management fee and total expense ratio of each Fund in comparison to those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the
Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses.
In reviewing comparative costs, emphasis was given to each Fund’s contractual management fees in comparison to the contractual management fees that would have been charged by other funds within its Lipper expense group assuming they were similar in size to such Fund, as well as the actual total expenses of each Fund in comparison to those of its Lipper expense group. The Lipper contractual management fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative consistency, are shown by Lipper for each Fund’s Class A shares.
Franklin Mutual Shares Fund. The Fund’s contractual management fee rate was in the second-most expensive quintile of its Lipper expense group and its total expenses were in the middle quintile of such group. The Board was satisfied with such comparative fees and expenses.
Franklin Mutual Global Discovery Fund. The Fund’s contractual management fee rate was in the most expensive quintile of its Lipper expense group and its total expenses were in the second-most expensive quintile of such group. The Board found such comparative fees and expenses to be acceptable in view of factors relating to the Fund’s operations, such as the quality and experience of its portfolio managers.
Franklin Mutual International Value Fund. The Fund’s contractual management fee rate was in the second-most expensive quintile of its Lipper expense group and its total expenses were also in the second-most expensive quintile of such group. The
Board found such comparative fees and expenses to be acceptable in view of factors relating to the Fund’s operations, such as the quality and experience of its portfolio managers.
Franklin Mutual Quest Fund. The Fund’s contractual management fee rate was in the middle quintile of its Lipper expense group and its total expenses were in the second-least expensive quintile of such group. The Board was satisfied with such comparative fees and expenses.
Franklin Mutual Beacon Fund. The Fund’s contractual management fee rate was in the middle quintile of its Lipper expense group and its total expenses were in the second-least expensive quintile of such group. The Board was satisfied with such comparative fees and expenses.
The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc. (FRI), from its overall
U.S. fund business, as well as profitability to each Fund’s investment manager and its affiliates, from providing investment management and other services to each Fund during the 12-month period ended September 30, 2023, the most recent fiscal year-end of FRI. The trustees reviewed the basis on which such reports are prepared and the cost allocation methodology utilized in the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing different results. The Board also noted that an independent registered public accounting firm has been engaged by the investment manager to periodically review and assess the allocation methodologies to be used solely by the Board with respect to the profitability analysis.

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The independent trustees met with management to discuss the Profitability Study. This included, among other things, a comparison of investment management income with investment management expenses of each Fund; comparison of underwriting revenues and expenses; the relative relationship of investment management and underwriting expenses;
shareholder servicing profitability; economies of scale; and the relative contribution of each Fund to the profitability of the investment manager and its parent. In discussing the Profitability Study with the Board, the investment manager stated
its belief that the costs incurred in establishing the infrastructure necessary to operate the type of mutual fund operations conducted by it and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability.
The Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the investment manager but, over the long run, is expected to result in greater efficiencies. The Board also took into account management’s expenditures in improving shareholder services provided to each Fund, as well as the need to meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements. The trustees also considered the extent to which the investment manager may derive ancillary benefits from the Funds’ operations, including those derived from economies of scale, discussed below, the allocation of each
Fund’s brokerage and the use of commission dollars to pay for research and other similar services.
Based upon their consideration of all these factors, the trustees determined that the level of profits realized by the investment manager and its affiliates in providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.
ECONOMIES OF SCALE.
The Board considered economies of scale realized by the investment manager and its affiliates as the Funds grow larger and the extent to which they are shared with the Funds’ shareholders, as for example, in the level of the investment management fees charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Funds directly or indirectly. While recognizing that any precise determination is inherently subjective, the trustees noted that, based upon the Profitability Study, as some funds increase in size, at some point economies of scale may result in the investment manager realizing a larger profit margin on investment management services provided to such a fund. The trustees also noted
that benefits of economies of scale will be shared with each Fund’s shareholders due to the decline in the effective investment management fee rate as breakpoints are achieved by such Fund.
The trustees noted that breakpoints had been instituted as part of each Fund’s investment management fees and that the
Board regularly evaluates whether additional breakpoints are appropriate. For Franklin Mutual Shares Fund and Franklin
Mutual Global Discovery Fund, the trustees assessed the savings to shareholders resulting from such breakpoints and believed they were, and continue to be, appropriate and they agreed to continue to monitor the appropriateness of the breakpoints. For Franklin Mutual Beacon Fund, Franklin Mutual Quest Fund, and Franklin Mutual International Value Fund,
the trustees believed the breakpoints were, and continue to be, appropriate and they agreed to continue to monitor the appropriateness of the breakpoints. The trustees also considered the effects an increase in assets under management would have on the investment management fees and expense ratio of each Fund. To the extent further economies of scale may be realized by the investment manager and its affiliates, the Board believed the investment management fees provide a sharing of benefits with each Fund and its shareholders.
CONCLUSION
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Fund’s investment management agreement for an additional one-year period.

MS-SFSOI 08/24
© 2024 Franklin Templeton. All rights reserved.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSRS.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSRS.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSRS.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSRS.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

N/A

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

N/A

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

N/A

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is reasonably likely to materially affect the internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

N/A

Item 18. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 19. Exhibits.

(a)(1) N/A

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUTUAL SERIES FUNDS

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	August 29, 2024

By	/s/ JEFFREY WHITE
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	August 29, 2024